As filed with the Securities and Exchange Commission on February 29, 2008.

Registration No. 33-12
1940 Act File No. 811-4401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 84	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 85
(Check Appropriate box or boxes)

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NORTH TRACK FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

200 SOUTH WACKER DRIVE, SUITE 2000 CHICAGO, ILLINOIS	60606
(Address of Principal Executive Offices)	(Zip Code)

Registrant's Telephone Number, including Area Code: (312) 263-0110

Brian K. Andrew
President
North Track Funds, Inc.
200 South Wacker Drive
Suite 2000
Chicago, Illinois 60606
(Name and Address of Agent for Service)

Copy to:
Conrad G. Goodkind, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 1, 2008 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

NORTH TRACK FUNDS, INC.
CASH RESERVE FUND

Class X, Class B and Class C Common Stock (Retail Shares)

The Cash Reserve Fund (the "Fund") is a mutual fund series of North Track Funds, Inc. ("North Track"). The Fund, a money market fund, seeks to provide investors with a high level of current income consistent with stability of principal and the maintenance of liquidity. The Fund invests primarily in domestic money market securities with a weighted average maturity of 90 days or less. The longest maturity will be 397 days. Ziegler Capital Management, LLC (the "Advisor") is the Fund's investment advisor.

The Fund offers four classes of shares, Class X, Class B and Class C Common Stock (the "Retail Shares"), and Class Y Common Stock (the "Institutional Shares"). This Prospectus discusses only the Retail Shares. The Fund's Institutional Shares are offered by a separate prospectus.

This Prospectus has information you should know before you decide to purchase Retail Shares of the Fund. Please read it carefully and keep it with your investment records. There is a table of contents which allows you to quickly find information about investment strategies, buying and selling shares and other information about the Fund.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

The date of this Prospectus is March 1, 2008.

QUICK REFERENCE

Investments, Risks and Performance Summary:

Investment objectives and risks associated with the Fund	3
Performance information	3
Fees and expenses	5

Management:

Investment Advisor	9

Account Information, Shareholder Services and How to Buy or Sell Shares:

How to purchase shares (including sales charges and combined purchase programs)	9
How to redeem shares	14
How to exchange shares with other series of North Track	21
How to begin an systematic purchase plan	23
How to begin an systematic withdrawal plan	23
Tax-sheltered retirement plans	23

2

RISK/RETURN SUMMARY

Investment Objective. The Cash Reserve Fund seeks to provide investors with a high level of current income consistent with the stability of principal and the maintenance of liquidity.

Principal Investment Strategies. The Advisor's principal investment strategies include:

•	Investing in U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements.

•	Investing more than 25% of total assets in the financial services sector.

•	Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

Principal Investment Risks. The Fund is subject to the following principal investment risks:

•	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.

•
Financial Services Exposure. Changes in government regulation, interest rates, loan losses, consolidation and competition or economic downturns can have a significant negative effect on issuers in the financial services sector. The Fund invests more than 25% of its assets (i.e., concentrates) in the financial services sector.

•
Issuer-Specific Changes. A decline in the credit quality of an issuer, the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund.

Performance Information. The bar chart and table below provide you with some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. You should bear in mind that past performance is not an indication of future results.

The bar chart demonstrates the variability of the annual total returns of Class X shares of the Fund for the calendar years indicated. The Fund's Class B and Class C shares carry a higher Rule 12b-1 fee than its Class X shares. Accordingly, the total returns reflected for the Fund's Class X shares are greater than total returns would have been for the Fund's Class B and Class C shares over the same periods.

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Year-by-Year Total Return

The Fund’s year-to-date return for the ten months ended October 31, 2007 was 3.74%.

Highest Quarterly Return:	Lowest Quarterly Return:
1.47%, 3rd Quarter 2000	0.04%, 2nd Quarter 2004

The table below shows the average annual total returns for each class of Retail Shares of the Fund for the periods presented. Unlike the bar chart above, the returns for each of the share Classes reflected in the following table include the maximum initial or contingent deferred sales chares imposed on the Classes. Class X shares are sold without any initial or contingent deferred sales charge. However, a contingent deferred sales charge is imposed on Class B and C shares.

Average Annual Total Returns
(For the Periods Ended December 31, 2007)

	One Year	Five Years	Ten Years
Class X	4.44%	2.33%	3.08%

	One Year	Five Years	Since Inception (12/15/99)
Class B	-1.18%	1.47%	2.08%

	One Year		Since Inception (5/1/03)
Class C	2.86%		1.97%

The seven-day yield on the Fund's Retail Shares as of December 31, 2007 was 3.91% for Class X, 3.29% for Class B and 3.30% for Class C. For current yield information, please call 1-800-826-4600.

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Fees and Expenses. You should carefully consider fees and expenses when choosing a money market fund. As a shareholder, you pay the costs of operating a fund, plus any transaction costs associated with buying, selling and exchanging shares.

Annual fund operating expenses are expenses that a money market fund pays to conduct its business, including investment advisory fees and the costs of maintaining shareholder accounts, administering the fund, providing shareholder services and other activities of the fund. Money market funds pay annual operating expenses out of their assets. Therefore, operating expenses reduce your total return.

The following table describes the fees and expenses that you may pay if you buy, hold, sell or exchange Retail Shares of the Fund.

	Class X	Class B	Class C
Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases and reinvested distributions	None	None	None
Contingent Deferred Sales Charge (Load) (as a percentage of the original purchase price or redemption proceeds, whichever is less)	None	5.00%(1)	1.00%(2)
Redemption Fee(3)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
	Class X	Class B	Class C
Management Fees	0.20%	0.20%	0.20%
Distribution (12b-1) Fees	0.15%	1.00%	1.00%
Other Expenses	0.52%	0.28%	0.26%
Annual Fund Operating Expenses	0.87%	1.48%	1.46%

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The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds. It assumes that:

•	You invest $10,000 for the periods shown and then redeem (or sell) all of your shares at the end of those time periods;

•	Your investment has a 5% return each year; and

•	The Fund's operating expenses remain the same.

Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Year	Five Years	Ten Years
If you sell your shares at the end of the period:
Class X	$89	$278	$482	$1,073
Class B	$651	$768	$908	$1,605	(4)
Class C	$249	$462	$797	$1,746
If you do not sell your shares:
Class B	$151	$468	$808	$1,605	(4)
Class C	$149	$462	$797	$1,746
_____________________

(1)
The contingent deferred sales charge on Class B shares declines each year that you own your Class B shares and is eliminated after six years. The Class B shares automatically convert to Class X shares after they have been held for eight years. See "Redeeming Shares - Contingent Deferred Sales Charge on Class B Shares."

(2)	The contingent deferred sales charge on Class C shares is eliminated after the shares have been held for 18 months. See "Redeeming Shares - Contingent Deferred Sales Charge on Class C Shares."

(3)	We charge investors a wire redemption fee, which is currently $12 per wire. Also, there is a $10 service fee for redemptions of less than $250 made by check for Class X shares.

(4)	Reflects conversion of Class B shares to Class X shares after eight years, lowering your annual expenses from that time on.

If you wish to review historical financial information about the Fund, please refer to the section of this Prospectus captioned "Financial Highlights."

INVESTMENT OBJECTIVES AND STRATEGIES

General Information

The Fund was established in 1993 with a single Class of common stock. Initially the Fund operated as a retail spoke of a two-tiered, master/feeder structure. Effective January 1, 1996, the Fund was restructured with Class X shares and Class Y (Institutional) shares. The Fund first began offering Class B shares on December 15, 1999 and first began offering Class C shares on May 1, 2003. We refer to the Class X, B and C shares as "Retail Shares."

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Class B and Class C shares of the Fund are designed as a short-term investment alternative for shareholders who own Class B or Class C shares (as the case may be) of other series of North Track, and who, because of their concern over market conditions, wish temporarily to reduce their exposure to certain markets. The Class B and Class C shares of the Fund are subject to the same contingent deferred sales charges and Rule 12b-1 service and distribution fees as Class B and Class C shares of any other series of North Track. See "Purchasing Shares" for a more detailed description of the contingent deferred sales charge and Rule 12b-1 fee applicable to Class B and Class C shares of the Fund. Because this fee structure is relatively high for a money market investment, you should invest in Class B or Class C shares of the Cash Reserve Fund only in connection with a temporary exchange from Class B or Class C shares of any one or more of the other series of North Track.

Investment Objective

The Fund seeks to provide investors with a high level of current income consistent with the stability of principal and the maintenance of liquidity.

Investment Strategies

To achieve its investment objective, the Fund invests in U.S. dollar-denominated short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; certificates of deposit; time deposits; bankers' acceptances; other short-term obligations issued by domestic banks and domestic branches and subsidiaries of foreign banks; repurchase agreements; high quality domestic commercial paper; and other short-term corporate obligations, including those with floating or variable rates of interest. In addition, the Fund may lend portfolio securities, enter into reverse repurchase agreements and, to a limited extent, invest in securities issued by foreign banks and corporations outside the United States.

The Fund reserves the right to concentrate its investments (i.e., invest more than 25% of its total assets) in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities and in obligations of domestic branches of domestic banks.

In buying and selling securities for the Fund, the Advisor complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the Fund's investments. The Advisor stresses maintaining a stable $1.00 share price, as well as liquidity and income.

The Board of Directors of North Track has established minimum credit standards governing the securities that the Fund may purchase. Among other requirements, the Fund's securities must be rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (unless the instrument is rated by only one such rating agency, in which case a single rating is sufficient) or, if unrated, determined by the Advisor to be of comparable quality under the Board of Directors' guidelines and procedures. The Fund will invest at least 95% of its total assets in securities rated in the highest category or, if unrated, determined by the Advisor to be of comparable quality. The rating organizations that rate the money market instruments in which the Fund may invest include Moody's Investors Service, Inc., Standard & Poor's, Duff & Phelps, Fitch Ratings and Thomson Bank Watch, Inc.

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Description of Principal Security Types

Money Market securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities.

U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government Securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Investment Risks

Many factors affect the Fund's performance. The Fund's yield will change daily based on changes in interest rates and other market conditions. Although the Advisor manages the Fund to maintain a stable $1.00 share price, there is no guarantee that it will be successful. For example, a major increase in short-term interest rates or a decrease in the credit quality of the issuer of one of the Fund's investments could cause the Fund's share price to decrease. It is important to note that neither the Fund's share price nor its yield is guaranteed by the U.S. Government.

The following factors may significantly affect the Fund's performance:

Interest Rate Changes. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security will fall when interest rates rise and will rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services industry tend to be more sensitive to interest rate changes. Sometimes securities have new or novel features that are designed for specific market environments. If the structure of the security does not function as planned, the security could decline in value. Also, the behavior of these securities under various and changing market environments is not always well understood. Their values can decline unexpectedly.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation, to interest rates and to economic downturns in the United States and abroad.

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Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions all can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes.

Portfolio Holdings

A description of North Track’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the North Track Cash Reserve Fund Statement of Additional Information and on North Track’s website (www.northtrackfunds.com).

MANAGEMENT

Investment Advisor

Ziegler Capital Management, LLC ("ZCM" or the "Advisor") is the investment advisor for the Fund. B.C. Ziegler and Company, an affiliate of ZCM, (“B.C. Ziegler”) serves as distributor, accounting/pricing agent, administrator and shareholder servicing agent for the Fund. In addition to managing the Fund and the other series of North Track, ZCM provides investment management services to retail and institutional clients, including retirement plans. As of December 31, 2007, ZCM and its affiliates had approximately $3.5 billion of assets under discretionary management. Both ZCM and B.C. Ziegler are wholly-owned subsidiaries of The Ziegler Companies, Inc., a financial services holding company. ZCM's address is 200 South Wacker Drive, Suite 2000, Chicago, Illinois 60606.

ZCM provides the Fund with overall investment advisory services and administrative services. For the year ended December 31, 2007, the Fund paid 0.20% of its average net assets in advisory fees.

A discussion regarding the basis for the North Track Board of Directors approving the investment advisory agreement for the Fund is available in North Track’s Annual Report to Shareholders for the period ended October 31, 2007.

PURCHASING SHARES

General Information

This Prospectus describes three classes of Retail Shares for the Cash Reserve Fund: Class X shares, Class B shares and Class C shares. Each class has its own sales charge and expense structure, as noted below.

You may buy Class X shares through B.C. Ziegler and selected dealers. You also may purchase shares in connection with asset allocation programs, fee based programs and other programs or services offered by broker-dealers, investment advisors, financial institutions and certain other service providers, provided the programs meet certain standards established from time to time by B.C. Ziegler.

9

North Track has established a Customer Identification Program as part of its anti-money laundering procedures pursuant to the USA PATRIOT Act. In order to comply with this law, we are required to obtain, verify and record certain identifying information about each person who opens an account. Such information includes your name, permanent street address, date of birth and social security number. Corporate accounts require additional information. We may also ask you to provide other identifying documentation. We reserve the right not to process any purchase or redemption orders until we can verify your identity. North Track has appointed its Chief Compliance Officer (or his or her designee) to oversee compliance with North Track's anti-money laundering policies and procedures.

Class B and Class C shares of the Fund are each subject to a contingent deferred sales charge (though the charges vary) and a 1.00% Rule 12b-1 fee, each of which is described in more detail below. Because of this higher fee structure, if you wish to purchase and hold Retail Shares directly, you should purchase Class X shares rather than Class B or Class C shares.

The Fund offers its Class B and Class C shares primarily as a short-term investment alternative for shareholders who hold Class B or Class C shares of any of the other series of North Track, but who wish temporarily to reduce their exposure to the market. Under uncertain or adverse market conditions, a shareholder may wish temporarily to exchange his or her Class B or Class C shares of any of the other series of North Track for Class B or Class C shares of the Fund. Later, when the shareholder believes the markets are again more favorable, the shareholder may wish to exchange some or all of his or her Class B or Class C shares of the Fund back into Class B or Class C shares of any of the other series of North Track. Alternatively, the shareholder may redeem his or her Class B or Class C shares of the Fund for cash, subject to the applicable contingent deferred sales charges as described below.

The following table shows which Classes of Retail Shares are available for the Fund and highlights some of the differences between these three Classes.

Class X Shares	Class B Shares	Class C Shares

No front-end sales charge	No front-end sales charge	No front-end sales charge

No contingent deferred sales charge	Maximum 5.00% contingent deferred sales charge (reducing each year you own your shares, and going to zero after six years)	1.00% contingent deferred sales charge (which is eliminated after you own your shares for 18 months)

Lower annual expenses, including the 12b-1 fee (0.15%), than Class B or Class C shares	Higher annual expenses, including the 12b-1 fee (1.00%), than Class X shares	Higher annual expenses, including the 12b-1 fee (1.00%), than Class X shares

	Automatic conversion to Class X shares after eight years, reducing future annual expenses	No conversion to Class X shares, meaning that higher annual expenses continue for as long as you hold your Class C shares

Can be exchanged for Class A shares of other series of North Track so long as applicable requirements are met	Can be exchanged for Class B shares of other series of North Track so long as applicable requirements are met	Can be exchanged for Class C shares of other series of North Track so long as applicable requirements are met

10

Please consult your broker-dealer advisor for assistance in determining the class of shares you should buy.

Minimum Purchase Amounts

The Fund has established minimum amounts that you must invest to open an account initially, and to add to the account at later times. These minimum investment amounts help the Fund control its operating expenses. The Fund incurs certain fixed costs with the opening and maintaining of every account and the acceptance of every additional investment, regardless of the amount of the investment involved. If the Fund accepted and maintained numerous small shareholder accounts and small additional investments, its operating expense ratio would increase and its total return would decline. The table below shows the minimum initial investment amounts and additional investment amounts currently in effect for the Fund for various types of investors.

Type of Investor	Minimum Per Fund Initial Investment Amount	Minimum Per Fund Additional Investment Amount(1)
All investors, except special investors listed below	$1,000	$50

IRAs, self-directed retirement accounts and custodial accounts under the Uniform Gifts/ Transfers to Minors Act (see "Shareholder Services")	$500	$50

Purchases through Systematic Purchase Plans (see "Shareholder Services - Systematic Purchase Plan") or through fee based investment programs (see “Purchasing Shares- General Information”)	$50	$50

Employer Sponsored Retirement Plans- payroll deduction	$25	$25
___________________________
(1)
There is no minimum additional investment requirement for purchases of shares of any of the series of North Track if the purchase is made in connection with (i) an exchange from another series within North Track (see "Redeeming and Exchanging Shares - Exchanging Shares"); or (ii) a reinvestment of distributions received from another series within North Track.

Distribution and Distribution Expenses

The Fund is authorized under a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act to use a portion of its assets to finance certain activities relating to the distribution of its Retail Shares to investors and, with respect to Class B and Class C shares, the maintenance of shareholder accounts and the provision of other shareholder services. The maximum Rule 12b-1 fees payable by the Fund under their respective plans are as follows: 0.15% of the Fund's average daily net assets per year attributable to Class X shares, and 1.00% of the Fund's average daily net assets per year attributable to each of the Class B and Class C shares. Because the Fund pays these fees on an ongoing basis out of the portion of its assets attributable to Retail Shares, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

11

Methods for Purchasing Shares

If you purchase shares directly for cash, you must pay for your shares of the Fund in U.S. dollars and your check must be drawn on a U.S. bank. North Track will not accept cash or traveler's checks. If your check does not clear, we will cancel your purchase and you will be responsible for any losses and any applicable fees. If you buy shares by any type of check, wire transfer or automatic investment purchase, and soon thereafter you decide to redeem your shares, we may postpone making your redemption payment for 15 days from the date of purchase or until your check has cleared, whichever is earlier. This does not limit your right to redeem shares. Rather, it operates to make sure that payment for the shares redeemed has been received by North Track.

You may purchase Class B and Class C shares of the Fund by obtaining and completing an Exchange Authorization Form available from the B.C. Ziegler (the "Distributor") and delivering the completed form in person or by mail in accordance with the instructions below. Alternatively, you can complete an exchange through the telephone exchange privilege by following the instructions below, unless you have declined this option.

Because of the contingent deferred sales charge and the higher Rule 12b-1 fees that apply to Class B and Class C shares of the Fund as opposed to its Class X shares, you should not purchase Class B and Class C shares directly. The only exception may be in the situation where you invest in Class B or Class C shares of the Fund in exchange for Class B or Class C shares of any of the other series of North Track, and you wish to continue dividend and capital gains distribution reinvestment plans and possibly automatic investment plans that you had in effect with respect to the Class B or Class C shares of the other serie(s) of North Track so exchanged.

In addition, North Track imposes a $50,000 limit on each purchase of Class B shares of the Cash Reserve Fund. Purchase orders in excess of this amount will not be accepted. If you would like to invest more than $50,000, you are encouraged to consider acquiring Class X shares of the Fund.

We consider your order for the purchase of shares to have been received when it is physically received by PFPC Inc., the Fund's transfer agent (the "Transfer Agent"). The Fund pays certain financial intermediaries a fee at the annual rate of 0.25% of the average net asset value of Retail Shares that investors purchase and hold through the financial intermediary. This fee compensates the financial intermediary for the sub-accounting, sub-transfer agent and other shareholder services they provide to their clients on behalf of the Fund. These services reduces the annual transfer agent fees that the Fund would otherwise pay if the financial intermediary's clients held their accounts directly with the Fund's Transfer Agent.

If your purchase order is received prior to the close of trading on the New York Stock Exchange (the "Exchange"), we will invest it at the net asset value computed for the Fund on that day. If your order is received after the close of trading on the Exchange, we will invest it at the net asset value determined for the Fund as of the close of trading on the Exchange on the next business day.

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The following describes the different ways in which you may purchase shares and the procedures you must follow in doing so.

Method	Steps to Follow
By Mail	To Open a New Account	To Add to an Existing Account

Mail to: North Track c/o PFPC Inc. P.O. Box 9796 Providence, RI 02940-9796 Overnight Mail to: North Track c/o PFPC Inc. 101 Sabin Street Pawtucket, RI 02860-1427
1. Complete the Account Application that accompanies this Prospectus.

2. Make your check payable to: "North Track."

Note: The amount of your purchase must meet the applicable minimum initial investment account. See "Purchasing Shares - Minimum Purchase Amounts."

3. Mail the completed Account Application and your check.

1. Complete the Additional Investment form included with your account statement. Alternatively, you may write a note indicating your account number.

2. Make your check payable to "North Track."

3. Mail the Additional Investment Form (or note) and your check.

Automatically	To Open a New Account	To Add to an Existing Account

	Not Applicable.	Use one of North Track's Automatic Investment Programs. Sign up for these services when you open your account, or call 1-800-826-4600 for instructions on how to add them to your existing account.

Systematic Purchase Plan. Make regular, systematic investments into your North Track account(s) from your bank checking account. See "Shareholder Services - Systematic Purchase Plan."

Automatic Dividend Reinvestment. Unless you choose otherwise, all of your dividends and capital gain distributions automatically will be reinvested in additional Fund shares. You also may elect to have your dividends and capital gain distributions automatically invested in shares of another series of North Track.

13

Method	Steps to Follow

Telephone	To Open a New Account by Exchange	To Add to an Existing Account by Exchange

1-800-826-4600	Call to establish a new account by exchanging funds from an existing North Track account. See "Exchanging Shares."	Add to an account by exchanging funds from another North Track account. See "Exchanging Shares."

On-line	To Open a New Account	To Add to an Existing Account

	Not applicable.	You may use North Track’s on-line account access to purchase shares of an existing Fund that you own. Please visit www.northtrackfunds.com to access your direct account with North Track Funds.

Financial Services Firm	To Open a New Account	To Add to an Existing Account

	You may open an account and purchase shares in a Fund through a broker-dealer or other financial service firm that may charge a transaction fee.	You may purchase additional shares in a Fund through a broker-dealer or other financial services firm that may charge a transaction fee.

	North Track may accept requests to purchase shares into a broker-dealer street name account only from the broker-dealer.	North Track may accept requests to purchase additional shares into a broker-dealer street name account only from the broker-dealer.

By Wire	To Open a New Account	To Add to an Existing Account

Not Applicable.
You may purchase shares by wire provided you advise North Track in advance.
Wire funds to PNC Bank, Pittsburgh, PA, ABA 031000053 c/o North Track Funds a/c 8606905572.
Wire purchase instructions must include the name of the Fund, the class of Shares, the name on your account and your account number.

REDEEMING SHARES

General Information

You may redeem shares as described below on any day North Track is open for business. The Fund redeems shares at net asset value subject, in the case of Class B and Class C shares, to a contingent deferred sales charge as described below. If your redemption order is received prior to the close of the Exchange, the redemption will be at the net asset value calculated that day. If not, you will receive the net asset value calculated as of the close of trading on the next Exchange trading day.

14

Information regarding sales charges imposed on different Classes of shares and other information related to shares of the Fund is available on North Track’s website and/or through the Fund’s prospectus, which is available on the website.

Contingent Deferred Sales Charge on Class B Shares

Class B shares of the Fund are subject to a maximum 5.00% contingent deferred sales charge. This means that, if you redeem any of your Class B shares of the Fund for cash, you will pay a contingent deferred sales charge out of the redemption proceeds. The amount of the contingent deferred sales charge reduces over time and is eliminated after six years. No contingent deferred sales charge is imposed on any Class B shares that you acquire through the reinvestment of dividends and capital gains distributions paid by the Fund on your Class B shares.

To reduce your costs, when you redeem Class B shares in the Fund, we will redeem either shares that are not subject to a contingent deferred sales charge (i.e., those purchased through the reinvestment of dividends and capital gains distributions), if any, or Class B shares with the lowest contingent deferred sales charge. We will waive the contingent deferred sales charge for redemptions of shares following the death or disability of a shareholder, for mandatory or hardship distributions from retirement plans, IRAs and 403(b) plans, to meet certain retirement plan requirements, or for systematic withdrawal plans not to exceed 10% annually.

The table below shows the contingent deferred sales charge applicable to Class B shares of the Fund based on how long you hold the shares before redeeming them. The amount of the contingent deferred sales charge is expressed as a percentage of the net asset value at the time of the redemption or at the time of your initial purchase of the Class B shares of the Fund being redeemed, whichever is less. If you acquired the Class B shares of the Fund that you are redeeming by exchanging Class B shares of any of the other series of North Track, then for purposes of calculating the contingent deferred sales charge the initial net asset value of your shares will be the net amount you invested when you acquired the Class B shares of the other serie(s) of North Track so exchanged. The holding period for the Class B shares of the Fund that you are redeeming will be deemed to have started on the date you purchased the Class B shares of the other serie(s) of North Track so exchanged.

Holding Period	Contingent Deferred Sales Charge
1 year or less	5.00%
More than 1 year, but less than 3 years	4.00%
3 years, but less than 4 years	3.00%
4 years, but less than 5 years	2.00%
5 years, but less than 6 years	1.00%
6 years or more(1)	None
___________________________
(1)
Class B shares of the Fund convert to Class X shares of the Fund automatically after eight years from the date of initial purchase of the Class B shares of the other serie(s) of North Track exchanged in connection with the purchase of the Class B shares of the Fund.

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Contingent Deferred Sales Charge on Class C Shares

Class C shares are subject to a contingent deferred sales charge if you redeem any of your Class C shares within 18 months after purchase. The amount of the contingent deferred sales charge is 1.00% of the net asset value of the shares measured as of the date of redemption or the date of purchase, whichever is less. No front-end or contingent deferred sales charge is imposed on any shares that you acquire through the reinvestment of dividends and capital gains distributions paid by the Fund on your Class C shares. If the Class C shares of the Fund that you redeem were previously acquired through an exchange of Class C shares of another series of North Track, then special rules for the contingent deferred sales charge will apply. First, the applicable holding period will be considered as having started on the date you purchased the Class C shares of the other series of North Track that were exchanged for the Class C shares of the Fund you are redeeming. Second, the net asset value of the shares measured as of the date of purchase for purposes of determining the amount of the contingent deferred sales charge (if any) will be the net amount you invested in the Class C shares of the other series of North Track that were exchanged for the Class C shares of the Fund you are redeeming.

To reduce your costs, when you redeem Class C shares, we will first redeem shares that are not subject to the contingent deferred sales charge (i.e., those held for more than 18 months or those purchased through the reinvestment of dividends and capital gains distributions), if any. We will waive the contingent deferred sales charge for redemptions of Class C shares following the death or disability of a shareholder, for mandatory or hardship distributions from retirement plans, IRAs and 403(b) plans, or to meet certain retirement plan requirements not to exceed 10% annually.

Redemptions

The following table describes different ways that you may redeem your Retail Shares, and the steps you should follow.

Method	Steps to Follow

By Telephone

1-800-826-4600
You may use North Track's Telephone Redemption Privilege to redeem shares valued up to $100,000, unless you have notified the Transfer Agent of an address change within the preceding 30 days. The Transfer Agent will send redemption proceeds only to the shareholder of record at the address shown on the Transfer Agent's records. However, if you have provided the Transfer Agent with a signature guarantee, the Transfer Agent will wire redemption proceeds to a pre-designated bank account.

Unless you indicate otherwise on your account application, the Transfer Agent may accept redemption instructions received by telephone. The Telephone Redemption Privilege is not available for shares represented by stock certificates.

By Mail	To redeem shares by mail, send the following information to the Transfer Agent:

16

Method	Steps to Follow

Mail to: North Track c/o PFPC Inc. P.O. Box 9796 Providence, RI 02940-9776 Overnight Mail to: North Track c/o PFPC Inc. 101 Sabin Street Pawtucket, RI 02860-1427
•   A written request for redemption signed by the registered owner(s) of the shares, exactly as the account is registered, together with the shareholder's account number;

•   The stock certificates for the shares being redeemed, if any;

•   Any required signature guarantees (see "Other Information About Redemptions" below);
and

•   Any additional documents which might be required for redemptions by corporations, executors, administrators, trustees, guardians, or other similar entities.

The Transfer Agent will redeem shares when it has received all necessary documents. The Transfer Agent will notify you promptly if it cannot accept your redemption. The Transfer Agent cannot accept redemption requests that specify a particular date for redemption or which specify any special conditions.

Systematic Withdrawal Plan
You can set up an automatic systematic withdrawal plan from any of your North Track accounts. To establish the systematic withdrawal plan, complete the appropriate section of the Account Application or call, write or stop by North Track and request a Systematic Withdrawal Plan Application Form and complete, sign and return the Form to North Track. See "Shareholder Services - Systematic Withdrawal Plan."

On-line
You may use North Track’s on-line account access to redeem shares valued up to $100,000 for non-retirement accounts.

Please note: The redemption proceeds will only be sent to a shareholder’s address that has been established for more than 30 days. Please visit www.northtrackfunds.com to access your direct account with North Track Funds.

Financial Services Firms	You also may redeem shares through broker-dealers, financial advisory firms and other financial institutions, which may charge a commission or other transaction fee in connection with the redemption.

Checkwriting (Class X Shares Only)
Upon request, you will be provided with checks to be drawn on the Fund ("Redemption Checks"). Redemption checks may be written for amounts up to $500,000. There is a $10 service fee for each check under $250. These check writing privileges are available only for Class X shares.

Receiving Redemption Proceeds

You may request to receive your redemption proceeds by mail or wire. Follow the steps outlined below. Redemption proceeds are sent within seven days from the date of the order to redeem; however, the Transfer Agent will not send redemption proceeds until all payments for the shares being redeemed have cleared, which may take up to 15 days from the purchase date of the shares.

17

Method	Steps to Follow

By Mail	The Transfer Agent mails checks for redemption proceeds after it receives the request and all necessary documents. There is no charge for this service.

By ACH
The Transfer Agent will process ACH redemptions to your bank account at your designated financial institution after receiving your redemption request and all necessary documents. There is no charge for ACH redemptions.

By Wire
The Transfer Agent will wire redemption proceeds to your bank after receiving the redemption request and all necessary documents. The signatures on any written request for a wire redemption must be guaranteed. The Transfer Agent currently deducts a $12 wire charge from the redemption proceeds. This charge is subject to change. You will be responsible for any charges which your bank may make for receiving wires.

Other Information About Redemptions

Telephone Redemptions. By accepting the Telephone Redemption Privilege, you authorize the Transfer Agent, to: (1) act upon the instruction of any person by telephone to redeem shares from the account for which such services have been authorized; and (2) honor any written instructions for a change of address if accompanied by a signature guarantee. You assume some risk for unauthorized transactions by accepting the Telephone Redemption Privilege. The Transfer Agent has implemented procedures designed to reasonably assure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of various pieces of personal information and providing written confirmation of such transactions. If the Transfer Agent, North Track, or any of their employees fails to abide by these procedures, North Track may be liable to a shareholder for losses the shareholder suffers from any resulting unauthorized transaction(s). However, neither the Transfer Agent, North Track nor any of their employees will be liable for losses suffered by you which result from following telephone instructions reasonably believed to be genuine after verification pursuant to these procedures. This service may be changed, modified or terminated at any time. There is currently no charge for telephone redemptions, although a charge may be imposed in the future.

Signature Guarantees. To protect you, the Transfer Agent and North Track from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Transfer Agent to be sure that you are the person who has authorized a redemption from your account. We require signature guarantees for: (1) any redemptions by mail if the proceeds are to be paid to someone else or are to be sent to an address other than your address as shown on North Track's records; (2) any redemptions by mail or telephone which request that the proceeds be wired to a bank, unless you designated the bank as an authorized recipient of the wire on your account application or subsequent authorization form and such application or authorization includes a signature guarantee; (3) any redemptions by mail if the proceeds are to be sent to an address for the shareholder that has been changed within the past 30 days; (4) requests to transfer the registration of shares to another owner; and (5) redemption requests for amounts over $100,000. North Track may waive these requirements in certain instances.

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The Transfer Agent will accept signature guarantees from all institutions which are eligible to provide them under federal or state law. Institutions which typically are eligible to provide signature guarantees include commercial banks, trust companies, brokers, dealers, national securities exchanges, savings and loan associations and credit unions. A signature guarantee is not the same as a notarized signature. The Transfer Agent may require signature guarantees by NYSE Medallion Program participants.

Checkwriting (Class X Shares Only). Checkwriting privileges are available only for Class X shares, not for Class B or Class C shares. When a redemption check is presented for payment, the Fund will redeem a sufficient number of full and fractional Class X shares in your account as of the next determined net asset value to cover the check. You will continue to earn income dividends until a redemption check is presented for payment. To use this method of redemption, you must complete and return the Account Information Form, which is available from North Track. Please do not attempt to use redemption checks to close your account. North Track may modify or terminate this privilege at any time. Redemption checks may not be available through financial intermediaries other than B.C. Ziegler. In addition, any such financial intermediaries that do make this privilege available may impose other fees and minimum balance requirements as a condition to checkwriting privileges. With the approval of the particular financial intermediary, minimum amount requirements for redemption checks may vary.

19

Unless otherwise authorized on the Account Information Form, redemption checks must be signed by all account owners. If the Fund receives written notice from any owner revoking another owner's authority to sign individually, the signatures of all account owners will be required for payment on any redemption check. Class X shares purchased by check may not be redeemed via redemption check until 15 days after funds for those shares have been received. You may not use checkwriting to redeem shares held in certificated form.

Your financial intermediary, the Transfer Agent or the Fund may refuse to honor redemption checks whenever the right of redemption has been suspended, or if the account is otherwise impaired. A $10 service fee per check will be charged if (a) a redemption check for less than $250 is presented for payment, (b) the amount of a redemption check presented for payment exceeds the value of the investor's account, (c) a redemption check is presented that may not be cleared because it would require redemption of shares purchased by check within 15 days, or (d) a stop payment is requested.

Small Accounts. If your account balance drops below $500 for three months or more, the Fund has the right to redeem your account, after giving 60 days’ written notice either to you or your broker or financial advisor of record, unless you make additional investments to increase the account value, for traditional accounts, to $1,000 or more and, for IRAs, self-directed retirement accounts and custodial accounts under the Uniform Gifts/Transfers to Minors Act, to $500 or more. Alternatively, the Fund may impose an account fee, not to exceed $5 per quarter, for each quarter your account balance drops below $500.

Suspension of Redemptions. North Track may suspend the right to redeem shares of the Fund for any period during which: (1) the Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted; (2) there is an emergency as a result of which it is not reasonably practical for the Fund to sell its securities or to calculate the fair value of its net assets; or (3) the Securities and Exchange Commission may permit for the protection of the Fund's shareholders.

Redemptions In Other Than Cash. It is possible that conditions may arise in the future which would, in the opinion of the Board of Directors of North Track (the "Board"), make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize the Fund to make redemption payments in securities or other property of the Fund. However, the Fund will redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. If the Fund delivers any securities to you as payment of a redemption, we will value the securities at the same price assigned to them in computing the Fund's net asset value per share. You would incur brokerage costs when you sell any securities that the Fund distributes to you in this fashion.

Market Timing. An excessive number of purchases and redemptions by a shareholder (market timing) may be disadvantageous to North Track and its shareholders. Frequent purchases and redemptions of shares of the Fund present such risks to Fund shareholders as dilution in the value of Fund shares held by long-term holders, interference with the efficient management of the Fund's portfolio, increased brokerage and administrative costs, and adverse tax consequences. To discourage such activity, North Track reserves the right to restrict further purchases by a shareholder who it believes is engaged in market timing. However, when purchases and sales are made through omnibus accounts maintained by broker-dealers and other intermediaries, North Track may not be able effectively to identify and restrict persons who engage in such activity.

20

The Board has adopted specific policies and procedures to discourage market timing transactions. Those policies and procedures include efforts to detect and identify market timers and to eliminate trading activity that is considered to be harmful to the Fund. North Track also prohibits more than four roundtrips in and out of any series of North Track during a calendar year.

EXCHANGING SHARES

General Information

If you meet the minimum investment requirement applicable to the Fund, you may exchange Class X shares of the Fund for front-end load shares (Class A shares) of any other series of North Track. You also may exchange Class B or Class C shares of the Fund for Class B or Class C shares (as the case may be) of any other series of North Track. Before engaging in any exchange, you should obtain from North Track and read the current prospectus for the series into which you intend to exchange. Presently, North Track does not charge any fees for exchanges, but you may be subject to a sales charge. See "Sales Charges Applicable to Exchanges" below.

Because an exchange of shares is considered a redemption of the shares of the series of North Track from which you are exchanging and a purchase of shares of the series of North Track into which you are exchanging, you must comply with all of the conditions on redemptions for the shares being exchanged and with all of the conditions on purchases for the shares you receive in the exchange. Moreover, for tax purposes, you will be considered to have sold the shares exchanged, and you will realize a gain or loss for federal income tax purposes on that sale.

Sales Charges Applicable to Exchanges

Class X Shares. If you are exchanging Class X shares of the Fund for Class A shares of another series of North Track, the standard front-end sales charge applicable to purchases of Class A shares of the series of North Track into which the exchange is being made (as disclosed in the then current prospectus for that series of North Track) will be charged in connection with the exchange, less any front-end sales charge you previously paid with respect to the shares being exchanged, if any.

Class B and Class C Shares. You will not pay a contingent deferred sales charge in connection with any exchange of Class B shares of one series of North Track for Class B shares of any other series of North Track or of the Class C shares of one series North Track for Class C shares of any other series of North Track, including exchanges involving Class B or Class C shares of the Fund. However, the new Class B or Class C shares you receive in the exchange will remain subject to a contingent deferred sales charge based on the period of time for which you held the Class B or Class C shares you are exchanging and based on the net asset value of the Class B or Class C shares you are exchanging at the time you originally purchased those shares.

21

Rules and Requirements for Exchanges

General. In order to effect an exchange on a particular business day, the Transfer Agent must receive your exchange order no later than the close of trading on the Exchange (generally 4:00 p.m. Eastern Time). North Track may amend, suspend or revoke this exchange privilege at any time, but will provide you with at least 60 days' prior notice of any change that adversely affects your rights under this exchange privilege.

Like market timing, an excessive number of exchanges may be disadvantageous to North Track. Therefore, North Track may reserve the right to terminate the exchange privilege of any shareholder who makes more than four exchanges (excluding exchanges from this Fund) in any calendar year or who North Track believes is engaged in market timing.

The following additional rules and requirements apply to all exchanges:

•	The shares you receive in the exchange must be of the same class as the shares you are exchanging.

•
The account into which you wish to exchange must be identical to the account from which you are exchanging (meaning the account into which you are exchanging must be of the same type as the account from which you are exchanging, and the registered owner(s) of the account into which you are exchanging must have the same name(s), address and taxpayer identification or social security number as the registered owner(s) on the account from which you are exchanging).

•	The amount of your exchange must meet the minimum initial investment amount of the series of North Track into which you are exchanging.

•
If the shares you are exchanging are represented by a share certificate, you must sign the certificate(s), have your signature guaranteed and return the certificate(s) with your Exchange Authorization Form.

Methods for Exchanging Shares. Set forth below is a description of the different ways you can exchange shares of series of North Track and procedures you should follow when doing so.

Method	Steps to Follow

By Mail	Mail your exchange order to North Track.

Mail to: North Track c/o PFPC Inc. P.O. Box 9796 Providence, RI 02940-9796	Please Note: North Track must receive your exchange order no later than 4:00 p.m. Eastern Time in order to effect an exchange on that business day.

Overnight Mail to: North Track c/o PFPC Inc. 101 Sabin Street Pawtucket, RI 02860-1427

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Method	Steps to Follow

By Telephone 1-800-826-4600
You automatically receive telephone exchange privileges when you open your account. To decline the telephone exchange privilege, you must check the appropriate box on the Application Form when you open your account.

Call North Track at 1-800-826-4600 to order the desired exchange and, if required, to establish a new account for the series of North Track into which you wish to exchange.

Telephone exchanges are not available if you have certificated shares.

On-line
You may use North Track's on-line account access to exchange shares from one North Track Fund to another of the same share class. Please visit www.northtrackfunds.com to access your direct account with North Track Funds.

Financial Services Firms	You may exchange shares through your broker-dealer or other financial services firm, which may charge a transaction fee.

SHAREHOLDER SERVICES

North Track offers a number of shareholder services designed to facilitate investment in Fund shares. Full details of each of the services, copies of the various plans described below and instructions as to how to participate in the various services or plans can be obtained by calling North Track at 1-800-826-4600.

Systematic Purchase Plan. You may establish a Systematic Purchase Plan ("SPP") at any time with a minimum initial investment of $50 and minimum subsequent monthly investments of $50.

By participating in the SPP, you may automatically make purchases of Fund shares on a regular, convenient basis. Under the SPP, your bank or other financial institution honors preauthorized debits of a selected amount drawn on your account each month and applies the amount to the purchase of North Track shares. You can implement the SPP with any financial institution that will accept the debits. There is no service fee for participating in the SPP. You can obtain an application and instructions on establishing the SPP from your financial intermediary, the Distributor or North Track.

Systematic Withdrawal Plan. The systematic withdrawal plan involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals. You may establish a systematic withdrawal plan if you own or purchase shares having a current offering price value of at least $10,000 in the Fund (except no such minimum applies for distributions from an IRA). The minimum amount you may receive under a systematic withdrawal plan is $150 per month. The minimum investment that the Fund will accept while a withdrawal plan is in effect is $1,000. You may terminate your systematic withdrawal plan at any time by written notice to North Track or the Transfer Agent.

Tax-Sheltered Retirement Plans. You may purchase shares of the Fund through any of the following tax-sheltered plans: (1) Individual Retirement Accounts (including Coverdell Education Savings Accounts, Roth IRAs, Simplified Employee Pension Plan Accounts (SEP-IRAs) and Savings Incentive Match Plan for Employees Accounts (SIMPLE-IRAs)); (2) 401(k) plans; and (3) 403(b) plans for employees of most nonprofit organizations. You can obtain detailed information concerning these plans, prototype plans and related information from the Distributor. You should carefully review and consider the plans and related information with your tax or financial adviser.

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OTHER INFORMATION

Determination of Net Asset Value Per Share

The Fund sells its shares at their net asset value per share. We determine the net asset value per share daily by adding up the total value of the Fund's investments and other assets and subtracting any of its liabilities, or debts, and then dividing by the number of outstanding shares of the Fund. For this purpose, the Fund values its securities at amortized cost in accordance with procedures set forth in Rule 2a-7 of the 1940 Act and policies and guidelines adopted by North Track's Board of Directors. The net asset value per share is calculated each business day, Monday through Friday, except on customary national business holidays which result in the closing of the Exchange or any other day when the Exchange is closed. The calculation is generally made as of 4:00 p.m. (Eastern Time) on each business day.

Dividends, Capital Gains Distributions and Reinvestment

The Fund earns interest, dividends and other income from its investments and distributes this income (less expenses) to shareholders as dividends. The Fund may also realize capital gains from its investments and distribute these gains (less losses), if any, to shareholders as capital gains distributions. Distributions you receive from the Fund consist primarily of dividends. The Fund normally declares dividends daily and pays them monthly. Dividends may be taken in cash or additional shares at net asset value. Unless you have elected in writing to the Transfer Agent to receive dividends and capital gain distributions in cash, the Fund automatically will reinvest your dividends in additional shares of the Fund.

Capital gains distributions, if any, in the Fund will be declared annually and normally will be paid within 60 days after the end of the fiscal year.

Tax Status

Distributions you receive from the Fund are subject to federal income tax and may also be subject to state or local taxes. The dividends that the Fund pays from its taxable net investment income and the distributions that the Fund makes from its net realized short-term capital gains generally will be taxable to you as ordinary income at your marginal tax rate (the highest marginal rate for ordinary income is currently 35%). This is true whether you elect to receive your dividends and distributions in cash or in additional shares of the Fund. The Fund does not expect that it will have any long-term capital gains and, thus, does not contemplate paying distributions that would be taxable to you as long-term capital gains.

The Fund will mail statements to shareholders annually regarding the tax status of its dividends and distributions, if any. You should consult your own tax adviser to assess the consequences of investing in the Fund under tax laws applicable to you. In particular, because the Fund invests a significant portion of its assets from time to time in U.S. Government securities, you should ascertain the status under state and local laws of dividends that the Fund pays to you which represent interest that the Fund earns on its U.S. Government securities.

24

Any taxable distributions you receive from the Fund will normally be taxable to you when you receive them, regardless of your distribution option. However, distributions declared in December and paid in January each year are taxable as if paid on December 31 of the earlier year.

25

Privacy: A Fundamental Concern

At North Track we are committed to protecting your privacy. We understand that as a North Track investor you entrust not only your money to us, but also your personal and financial information. Because we respect your fundamental right to maintain the confidentiality of this information, we have created this Privacy Policy to assure you we make it a priority to protect your information.

We do not sell client information to anyone.

Your Personal Information. When you purchase shares or inquire about a transaction with North Track, you typically provide us with certain personal information. This information may include:

>	Name and address
>	Social Security or taxpayer identification number
>	Beneficiary information
>	Bank account information
>	Investments at other institutions

Our Commitment to Your Privacy. We do not sell information about current or former clients or their accounts to unaffiliated third parties, nor do we disclose it to third parties unless necessary to complete transactions at your request or to service an account. For example, we may share information with companies that perform services on our behalf. One such service provider is the Transfer Agent for the Fund, which opens accounts, processes transactions and mails account statements. We require that each such company agree to share or use your information only for those purposes for which they were hired. Also, we may provide information to auditors or regulators but only as required by law.

In order to protect your personal information, North Track maintains physical, electronic and procedural safeguards, and limits access to your information to those authorized employees who need it in order to perform their jobs.

If you have any questions regarding our privacy policy please feel free to call North Track at 800-826-4600.

26

DELIVERY OF DOCUMENTS TO SHAREHOLDERS

"Householding." North Track will deliver a single prospectus, annual or semi-annual report or other shareholder information (collectively, a "shareholder document") to persons who have a common address and who have effectively consented to such delivery. This form of delivery is referred to as "householding."

Electronic Delivery. North Track is developing the ability to deliver shareholder documents electronically to persons who have consented to such delivery and provide their e-mail addresses. North Track will deliver shareholder documents electronically by sending consenting persons an e-mail message informing them that the shareholder document has been posted and is available on North Track's website (www.northtrackfunds.com) and providing a hypertext link to the document. The electronic versions of the shareholder documents will be in PDF format and can be downloaded and printed using Adobe Acrobat.

Consent. If you would like to assist North Track in controlling its printing and mailing costs, you may consent to householding and/or electronic delivery of shareholder documents by checking the appropriate boxes on the Account Application (accompanying this Prospectus) or by sending a note to that effect to North Track, c/o PFPC Inc., P.O. Box 9796, Providence, Rhode Island 02940-9796. For electronic delivery of shareholder documents, please make sure to include your e-mail address.

You may revoke your consent to householding or electronic delivery of shareholder documents at any time by calling North Track at 1-800-826-4600 or by writing to North Track at the address provided above. We will begin sending you individual copies thirty days after receiving your request.

If your shares are held through a financial institution please contact them directly.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. In 2004, the Fund changed its fiscal year end to October 31 from December 31. Therefore, the information provided for the period ended October 31, 2004 only covers the 10 months ended on that date. Certain information reflects financial results for a single Retail Share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Annual Report to Shareholders, which is available upon request.

27

Cash Reserve Fund
Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains on Investments

Class X Shares

For the year ended October 31, 2007	$1.00	.04	(.00)(e)	.04	(.04)	--
For the year ended October 31, 2006	$1.00	.04	(.00)(e)	.04	(.04)	--
For the year ended October 31, 2005	$1.00	.02	(.00)(e)	.02	(.02)	--
For the ten months ended October 31, 2004	$1.00	.00(e)	(.00)(e)	.00(e)	.00(e)	--
For the year ended December 31, 2003	$1.00	.00(e)	--	.00(e)	.00(e)	--
For the year ended December 31, 2002	$1.00	.01	--	.01	(.01)	--

Class B Shares

For the year ended October 31, 2007	$1.00	.04	(.00)(e)	.04	(.04)	--
For the year ended October 31, 2006	$1.00	.03	(.00)(e)	.03	(.03)	--
For the year ended October 31, 2005	$1.00	.01	(.00)(e)	.01	(.01)	--
For the ten months ended October 31, 2004	$1.00	.00(e)	(.00)(e)	.00(e)	(.00)(e)	--
For the year ended December 31, 2003	$1.00	.00(e)	--	.00(e)	.00(e)	--
For the year ended December 31, 2002	$1.00	.01	--	.01	(.01)	--

Class C Shares

For the year ended October 31, 2007	$1.00	.04	(.00)(e)	.04	(.04)	--
For the year ended October 31, 2006	$1.00	.03	(.00)(e)	.03	(.03)	--
For the year ended October 31, 2005	$1.00	.01	(.00)(e)	.01	(.01)	--
For the ten months ended October 31, 2004	$1.00	.00(e)	(.00)(e)	.00(e)	.00(e)	--
For the period from May 1, 2003 (commencement of operations) through December 31, 2003	$1.00	.00(e)	--	.00(e)	.00(e)	--

_________________________________________________
(a)	Excludes sales charge.
(b)	Annualized.
(c)	Not annualized.
(d)	After expense reimbursement from the Advisor, where applicable.
(e)	Number rounds to less than one cent.

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Cash Reserve Fund
Financial Highlights (continued)

Distributions in Excess of Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets, End of Period (000s)	Ratio of Net Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Ratio of Expenses (prior to reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (prior to reimbursements) to Average Net Assets

--	(.04)	$1.00	4.51%	$178,292.87%		4.42%	.87%	4.42%
--	(.04)	$1.00	3.92%	$144,550.92%		3.86%	.92%	3.86%
--	(.02)	$1.00	1.94%	$123,283.94%		1.92%	.94%	1.92%
--	(.00)(e)	$1.00	.30%(c)	$134,216	.94%(b)	.35%(b)	.94%(b)	.35%(b)
--	(.00)(e)	$1.00	.34%	$142,541.90%		.34%	.90%	.34%
--	(.01)	$1.00	1.09%	$136,663.92%		1.06%	.92%	1.06%

--	(.04)	$1.00	3.88%	$1,410	1.48%	3.81%	1.48%	3.81%
--	(.03)	$1.00	3.29%	$1,556	1.53%	3.23%	1.53%	3.23%
--	(.01)	$1.00	1.32%	$1,857	1.56%	1.22%	1.56%	1.22%
--	(.00)(e)	$1.00	.09%(c)	$3,306	1.18%(b)	.11%(b)	1.56%(b)	(.27)%(b)
--	(.00)(e)	$1.00	.10%	$3,974	1.16%	.10%	1.53%	(.27)%
--	(.01)	$1.00	.47%	$7,521	1.52%	.45%	1.54%	.43%

--	(.04)	$1.00	3.88%	$1,651	1.46%	3.80%	1.46%	3.80%
--	(.03)	$1.00	3.28%	$521	1.54%	3.26%	1.54%	3.26%
--	(.01)	$1.00	1.32%	$486	1.55%	1.38%	1.55%	1.38%
--	(.00)(e)	$1.00	.09%(c)	$138	1.15%(b)	.11%(b)	1.56%(b)	(.30)%(b)
--	(.00)(e)	$1.00	.08%(c)	$129	1.01%(b)	.10%(b)	1.15%(b)	(.40)%(b)
_________________________________________________
(a)	Excludes sales charge.
(b)	Annualized.
(c)	Not annualized.
(d)	After expenses reimbursement from the Advisor, where applicable.
(e)	Number rounds to less than one cent.

29

If you have any questions about the Fund or would like more information, including a free copy of the Fund's Statement of Additional Information ("SAI"), or its Annual or Semi-Annual Reports, you may call or write North Track at:

North Track Funds, Inc.
200 South Wacker Drive
Suite 2000
Chicago, Illinois 60606
1-800-826-4600

The SAI, which contains more information about the Fund, has been filed with the Securities and Exchange Commission ("SEC"), and is legally a part of this prospectus. Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual reports. The Annual and Semi-Annual reports, also filed with the SEC, discuss market conditions and investment strategies that affected the Fund’s performance during the prior fiscal year and six-month period, respectively.

The SAI and Annual and Semi-Annual Reports are available, free of charge, on North Track’s website (http://www.northtrackfunds.com), or you can view these documents, along with other related documents, on the SEC's website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, for a duplicating fee, by electronic request to E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-4401.

North Track Funds, Inc.
1-800-826-4600
200 South Wacker Drive
Suite 2000
Chicago, Illinois 60606

Investment Advisor
Ziegler Capital Management, LLC
200 South Wacker Drive
Suite 2000
Chicago, Illinois 60606

Distributor
B.C. Ziegler and Company
200 South Wacker Drive
Suite 2000
Chicago, Illinois 60606

Accounting/Pricing Agent
B.C. Ziegler and Company
215 North Main Street
West Bend, Wisconsin 53095

Transfer and Dividend Disbursing Agent
PFPC Inc.
101 Sabin Street
Pawtucket, Rhode Island 02860

Custodian
Union Bank of California
350 California Street
San Francisco, California 94104

Counsel
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

30

NORTH TRACK FUNDS, INC.
CASH RESERVE FUND

Class Y Common Stock (Institutional Shares)

The Cash Reserve Fund (the "Fund") is a mutual fund series of North Track Funds, Inc. ("North Track"). The Fund, a money market fund, seeks to provide investors with a high level of current income consistent with stability of principal and the maintenance of liquidity. The Fund invests primarily in domestic money market securities with a weighted average maturity of 90 days or less. The longest maturity will be 397 days. Ziegler Capital Management, LLC (the "Advisor") is the Fund's investment advisor.

The Fund offers four classes of shares, Class X Common Stock, Class B Common Stock and Class C Common Stock (the "Retail Shares") and Class Y Common Stock (the "Institutional Shares"). This Prospectus discusses only Institutional Shares. The Fund's Retail Shares are offered by a separate prospectus.

This Prospectus has information you should know before you decide to purchase Institutional Shares of the Fund. Please read it carefully and keep it with your investment records. There is a table of contents which allows you to quickly find information about investment strategies, buying and selling shares and other information about the Fund.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

The date of this Prospectus is March 1, 2008.

QUICK REFERENCE
Investments, Risks and Performance Summary :

Investment objectives and risks associated with the Fund	3
Performance information	3
Fees and expenses	4

Management:

Investment Advisor	8

Account Information, Shareholder Services and How to Buy or Sell Shares:

How to purchase shares (including sales charges and combined purchase programs)	8
How to redeem shares	11
How to exchange shares with other series of North Track	14

RISK/RETURN SUMMARY

Investment Objective. The Cash Reserve Fund seeks to provide investors with a high level of current income consistent with the stability of principal and the maintenance of liquidity.

Principal Investment Strategies. The Advisor's principal investment strategies include:

•	Investing in U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements.

•	Investing more than 25% of total assets in the financial services sector.

•	Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

Principal Investment Risks. The Fund is subject to the following principal investment risks:

•	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.

•
Financial Services Exposure. Changes in government regulation, interest rates, loan losses, consolidation and competition or economic downturns can have a significant negative effect on issuers in the financial services sector. The Fund invests more than 25% of its assets (i.e., concentrates) in the financial services sector.

•
Issuer-Specific Changes. A decline in the credit quality of an issuer, the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund.

Performance Information. The bar chart and table below set forth performance information regarding Institutional Shares of the Fund. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. You should bear in mind that past performance is not an indication of future results.

The bar chart demonstrates the variability of the annual total returns of the Fund for the calendar years indicated. In past years, the Advisor made capital contributions, waived fees and/or reimbursed expenses to the Fund. Without those contributions, waivers and reimbursements, the returns for those years would have been lower.

3

Year-by-Year Total Return

The Fund’s year-to-date return for the ten months ended October 31, 2007 was 4.08%.

Highest Quarterly Return:	Lowest Quarterly Return:
1.56%, 3rd Quarter 2000	0.14%, 2nd Quarter 2004

The table below shows the average annual total returns on the Fund's Institutional Shares for the periods presented:

Average Annual Total Returns (for the periods ended December 31, 2007)

One Year	Five Years	Ten Years
4.85%	2.72%	3.46%

The seven-day yield on the Fund's Institutional Shares as of December 31, 2007 was 4.30%. For current yield information, please call 1-800-826-4600.

Fees and Expenses. You should carefully consider fees and expenses when choosing a money market fund. As a shareholder, you pay the costs of operating a fund, plus any transaction costs associated with buying, selling and exchanging shares.

Annual fund operating expenses are expenses that a money market fund pays to conduct its business, including investment advisory fees and the costs of maintaining shareholder accounts, administering the fund, providing shareholder services and other activities of the money market fund. Money market funds pay annual operating expenses out of their assets. Therefore, operating expenses reduce your total return.

4

The following table describes the fees and expenses that you may pay if you buy, hold, sell or exchange Institutional Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases and Reinvested Distributions	None
Redemption Fee(1)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.20%
Distribution (12b-1) Fees	None
Other Expenses	0.28%
Annual Fund Operating Expenses	0.48%

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds. It assumes that

•	You invest $10,000 for the periods shown and then redeem (or sell) all of your shares at the end of those time periods;

•	Your investment has a 5% return each year; and

•	The Fund's operating expenses remain the same.

Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$49	$154	$269	$604
_____________________
(1)	We charge investors a wire redemption fee, which is currently $12 per wire. Also, there is a $10 service fee for redemptions of less than $250 made by check.

If you wish to review historical financial information about the Fund, please refer to the section of this Prospectus captioned "Financial Highlights."

5

INVESTMENT OBJECTIVES AND STRATEGIES

Investment Objective

The Fund seeks to provide investors with a high level of current income consistent with the stability of principal and the maintenance of liquidity.

Investment Strategies

To achieve its investment objective, the Fund invests in U.S. dollar-denominated short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; certificates of deposit; time deposits; bankers' acceptances and other short-term obligations issued by domestic banks and domestic branches and subsidiaries of foreign banks; repurchase agreements; high quality domestic commercial paper; and other short-term corporate obligations, including those with floating or variable rates of interest. In addition, the Fund may lend portfolio securities, enter into reverse repurchase agreements and, to a limited extent, invest in securities issued by foreign banks and corporations outside the United States.

The Fund reserves the right to concentrate its investments (i.e., invest more than 25% of its total assets) in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities and in obligations of domestic branches of domestic banks.

In buying and selling securities for the Fund, the Advisor complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the Fund's investments. The Advisor stresses maintaining a stable $1.00 share price, as well as liquidity and income.

The Board of Directors of North Track has established minimum credit standards governing the securities that the Fund may purchase. Among other requirements, the Fund's securities must be rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (unless the instrument is rated by only one such rating agency, in which case a single rating is sufficient) or, if unrated, determined by the Advisor to be of comparable quality under the Board of Directors' guidelines and procedures. The Fund will invest at least 95% of its total assets in securities rated in the highest category or, if unrated, determined by the Advisor to be of comparable quality. The rating organizations that rate the money market instruments in which the Fund may invest include Moody's Investors Service, Inc., Standard & Poor's, Duff & Phelps, Fitch Ratings, and Thomson Bank Watch, Inc.

6

Description of Principal Security Types

Money Market securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities.

U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government Securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Investment Risks

Many factors affect the Fund's performance. The Fund's yield will change daily based on changes in interest rates and other market conditions. Although the Advisor manages the Fund to maintain a stable $1.00 share price, there is no guarantee that it will be successful. For example, a major increase in short-term interest rates or a decrease in the credit quality of the issuer of one of the Fund's investments could cause the Fund's share price to decrease. It is important to note that neither the Fund's share price nor its yield is guaranteed by the U.S. Government.

The following factors may significantly affect the Fund's performance:

Interest Rate Changes. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security will fall when interest rates rise and will rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services industry tend to be more sensitive to interest rate changes. Sometimes securities have new or novel features that are designed for specific market environments. If the structure of the security does not function as planned, the security could decline in value. Also, the behavior of these securities under various and changing market environments is not always well understood. Their values can decline unexpectedly.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation, to interest rates and to economic downturns in the United States and abroad.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions all can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes.

7

Portfolio Holdings

A description of North Track’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the North Track Cash Reserve Fund Statement of Additional Information and on North Track’s website (www.northtrackfunds.com).

MANAGEMENT

Investment Advisor

Ziegler Capital Management, LLC ("ZCM" or the "Advisor") is the investment advisor for the Fund. B.C. Ziegler and Company, an affiliate of ZCM, (“B.C. Ziegler”) serves as distributor, accounting/pricing agent and administrator for the Fund. In addition to managing the Fund and the other series of North Track, ZCM provides investment management services to retail and institutional clients, including retirement plans. As of December 31, 2007, ZCM and its affiliates had approximately $3.5 billion of assets under discretionary management. Both ZCM and B.C. Ziegler are wholly-owned subsidiaries of The Ziegler Companies, Inc., a financial services holding company. ZCM's address is 200 South Wacker Drive, Suite 2000, Chicago, Illinois 60606.

ZCM provides the Fund with overall investment advisory services and administrative services. For the year ended December 31, 2007, the Fund paid 0.20% of its average net assets in advisory fees.

A discussion regarding the basis for the North Track Board of Directors approving the investment advisory agreement for the Fund is available in North Track’s Annual Report to Shareholders for the period ended October 31, 2007.

PURCHASING SHARES

General Information

You may buy Institutional Shares through B.C. Ziegler and selected dealers. You also may purchase shares in connection with asset allocation programs, fee based programs and other programs or services offered by broker-dealers, investment advisors, financial institutions and certain other service providers, provided the programs meet certain standards established from time to time by B.C. Ziegler.

North Track has established a Customer Identification Program as part of its anti-money laundering procedures pursuant to the USA PATRIOT Act. In order to comply with this law, we are required to obtain, verify and record certain identifying information about each person who opens an account. Such information includes your name, permanent street address, date of birth and social security number. Corporate accounts require additional information. We may also ask you to provide other identifying documentation. We reserve the right not to process any purchase or redemption orders until we can verify your identity. North Track has appointed its Chief Compliance Officer (or his or her designee) to oversee compliance with North Track's anti-money laundering policies and procedures.

8

Minimum Purchase Amounts

The Fund has established minimum amounts that you must invest to open an account initially, and to add to the account at later times. These minimum investment amounts help the Fund control its operating expenses. The Fund incurs certain fixed costs with the opening and maintaining of every account and the acceptance of every additional investment, regardless of the amount of the investment involved. If the Fund accepted and maintained numerous small shareholder accounts and small additional investments, its operating expense ratio would increase and its total return would decline. The table below shows the minimum initial investment amounts and additional investment amounts currently in effect for the Fund for Institutional Shares:

Type of Investor	Minimum Initial Investment Amount	Minimum Additional Investment Amount(1)

Institutional Investors	$50,000	$100
___________________________
(1)
There is no minimum additional investment requirement for purchases of shares of any of the series of North Track if the purchase is made in connection with (i) an exchange from another series within North Track (see "Redeeming and Exchanging Shares - Exchanging Shares"); or (ii) a reinvestment of distributions received from another series within North Track.

Methods for Purchasing Shares

You must pay for shares of the Fund in U.S. dollars and your check must be drawn on a U.S. bank. North Track will not accept cash or traveler's checks. If your check does not clear, we will cancel your purchase and you will be responsible for any losses and any applicable fees. If you buy shares by any type of check, wire transfer or automatic investment purchase, and soon thereafter you decide to redeem your shares, we may postpone making your redemption payment for 15 days from the date of purchase or until your check has cleared, whichever is earlier. This does not limit your right to redeem shares. Rather, it operates to make sure that payment for the shares redeemed has been received by North Track.

We consider your order for the purchase of shares to have been received when it is physically received by PFPC Inc., the Fund's transfer agent (the "Transfer Agent"). If your purchase order is received prior to 12:00 p.m. (Eastern Time), we will invest it at the net asset value computed for the Fund on that day. If your order is received after 12:00 p.m. (Eastern Time), we will invest it at the net asset value determined for the Fund the next business day.

9

The following describes the different ways in which you may purchase shares and the procedures you must follow in doing so.

Method	Steps to Follow

By Mail	To Open a New Account	To Add to an Existing Account

Mail to: North Track c/o PFPC Inc. P.O. Box 9796 Providence, RI 02940-9796 Overnight Mail to: North Track c/o PFPC Inc. 101 Sabin Street Pawtucket, RI 02860-1427
1. Complete the Account Application that accompanies this Prospectus.

2. Make your check payable to: "North Track."

Note: The amount of your purchase must meet the applicable minimum initial investment account. See "Purchasing Shares - Minimum Purchase Amounts."

3. Mail the completed Account Application and your check.

1. Complete the Additional Investment form included with your account statement. Alternatively, you may write a note indicating your account number.

2. Make your check payable to "North Track."

3. Mail the Additional Investment Form (or note) and your check.

Wire	To Open a New Account	To Add to an Existing Account

	Not Applicable	You may purchase shares by wire provided you advise North Track in advance. Wire funds to PNC Bank, Pittsburgh, PA, ABA 031000053 c/o North Track Funds a/c 8606905572.

Wire purchase instructions must include the name of the Fund, the Class of Shares, the name on your account and your account number.

10

REDEEMING SHARES

General Information

You may redeem shares as described below on any day North Track is open for business. We redeem shares at net asset value. If your redemption order is received prior to 12:00 p.m. (Eastern Time), the redemption will be at the net asset value calculated that day. If not, you will receive the net asset value calculated as of the next business day.

Redemptions

The following table describes different ways that you may redeem your shares, and the steps you should follow.

Method	Steps to Follow

By Telephone 1-800-826-4600
You may use North Track's Telephone Redemption Privilege to redeem shares valued at up to $100,000, unless you have notified the Transfer Agent of an address change within the preceding 30 days. The Transfer Agent will send redemption proceeds only to the shareholder of record at the address shown on the Transfer Agent's records. However, if you have provided the Transfer Agent with a signature guarantee, the Transfer Agent will wire redemption proceeds to a predesignated bank account.

Unless you indicate otherwise on your account application, the Transfer Agent may accept redemption instructions received by telephone. The Telephone Redemption Privilege is not available for shares represented by stock certificates.

By Mail	To redeem shares by mail, send the following information to the Transfer Agent:

Mail to: North Track c/o PFPC Inc. P.O. Box 9796 Providence, RI 02940-9796 Overnight Mail to: North Track c/o PFPC Inc. 101 Sabin Street Pawtucket, RI 02860-1427
•   A written request for redemption signed by the registered owner(s) of the shares, exactly as the account is registered, together with the shareholder's account number;

•   The stock certificates for the shares being redeemed, if any;

•   Any required signature guarantees (see "Other Information About Redemptions" below);
and

•   Any additional documents which might be required for redemptions by corporations, executors, administrators, trustees, guardians, or other similar entities.

The Transfer Agent will redeem shares when it has received all necessary documents. The Transfer Agent will notify you promptly if it cannot accept your redemption. The Transfer Agent cannot accept redemption requests that specify a particular date for redemption or which specify any special conditions.

Checkwriting
Upon request, you will be provided with checks to be drawn on the Fund ("Redemption Checks"). Redemption checks may be written for amounts up to $500,000. There is a $10 service fee for each check under $250.

11

Receiving Redemption Proceeds

You may request to receive your redemption proceeds by mail or wire. Follow the steps outlined below. Redemption proceeds are sent written seven days from the date of the order to redeem; however, the Transfer Agent will not send redemption proceeds until all payments for the shares being redeemed have cleared, which may take up to 15 days from the purchase date of the shares.

Method	Steps to Follow

By Mail	The Transfer Agent mails checks for redemption proceeds after it receives the request and all necessary documents. There is no charge for this service.

By ACH
The Transfer Agent will process ACH redemptions to your bank account at your designated financial institution after receiving your redemption request and all necessary documents. There is no charge for ACH redemptions.

By Wire
The Transfer Agent will wire redemption proceeds to your bank after receiving the redemption request and all necessary documents. The signatures on any written request for a wire redemption must be guaranteed. The Transfer Agent currently deducts a $12 wire charge from the redemption proceeds. This charge is subject to change. You will be responsible for any charges which your bank may make for receiving wires.

Other Information About Redemptions

Telephone Redemptions. By accepting the Telephone Redemption Privilege, you authorize the Transfer Agent, to: (1) act upon the instruction of any person by telephone to redeem shares from the account for which such services have been authorized; and (2) honor any written instructions for a change of address if accompanied by a signature guarantee. You assume some risk for unauthorized transactions by accepting the Telephone Redemption Privilege. The Transfer Agent has implemented procedures designed to reasonably assure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of various pieces of personal information and providing written confirmation of such transactions. If the Transfer Agent, North Track, or any of their employees fails to abide by these procedures, North Track may be liable to a shareholder for losses the shareholder suffers from any resulting unauthorized transaction(s). However, neither the Transfer Agent, North Track nor any of their employees will be liable for losses suffered by you which result from following telephone instructions reasonably believed to be genuine after verification pursuant to these procedures. This service may be changed, modified or terminated at any time. There is currently no charge for telephone redemptions, although a charge may be imposed in the future.

12

Signature Guarantees. To protect you, the Transfer Agent and North Track from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Transfer Agent to be sure that you are the person who has authorized a redemption from your account. We require signature guarantees for: (1) any redemptions by mail if the proceeds are to be paid to someone else or are to be sent to an address other than your address as shown on North Track's records; (2) any redemptions by mail or telephone which request that the proceeds be wired to a bank, unless you designated the bank as an authorized recipient of the wire on your account application or subsequent authorization form and such application or authorization includes a signature guarantee; (3) any redemptions by mail if the proceeds are to be sent to an address for the shareholder that has been changed within the past 30 days; (4) requests to transfer the registration of shares to another owner; and (5) redemption requests for amounts over $100,000. North Track may waive these requirements in certain instances.

The Transfer Agent will accept signature guarantees from all institutions which are eligible to provide them under federal or state law. Institutions which typically are eligible to provide signature guarantees include commercial banks, trust companies, brokers, dealers, national securities exchanges, savings and loan associations and credit unions. A signature guarantee is not the same as a notarized signature. The Transfer Agent may require signature guarantees by NYSE Medallion Program participants.

Checkwriting. When a redemption check is presented for payment, the Fund will redeem a sufficient number of full and fractional shares in your account as of the next determined net asset value to cover the check. You will continue to earn income dividends until a redemption check is presented for payment. To use this method of redemption, you must complete and return the Account Information Form, which is available from North Track. Please do not attempt to use redemption checks to close your account. North Track may modify or terminate this privilege at any time.

Unless otherwise authorized on the Account Information Form, redemption checks must be signed by all account owners. If the Fund receives written notice from any owner revoking another owner's authority to sign individually, the signatures of all account owners will be required for payment on any redemption check. Shares purchased by check may not be redeemed via redemption check until 15 days after funds for those shares have been received. You may not use checkwriting to redeem shares held in certificated form.

The Transfer Agent or the Fund may refuse to honor redemption checks whenever the right of redemption has been suspended, or if the account is otherwise impaired. A $10 service fee per check will be charged if (a) a redemption check for less than $250 is presented for payment, (b) the amount of a redemption check presented for payment exceeds the value of the investor's account, (c) a redemption check is presented that may not be cleared because it would require redemption of shares purchased by check within 15 days, or (d) a stop payment is requested.

13

Small Accounts. If your account balance drops below $25,000 for three months or more, the Fund has the right to redeem your account, after giving 60 days’ written notice either to you or your broker or financial advisor of record, unless you make additional investments to increase the account value to $50,000 or more. Alternatively, the Fund may impose an account fee, not to exceed $5 per quarter, for each quarter your Fund balance drops below $25,000.

Suspension of Redemptions. North Track may suspend the right to redeem shares of the Fund for any period during which: (1) the New York Stock Exchange (the "Exchange") is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted; (2) there is an emergency as a result of which it is not reasonably practical for the Fund to sell its securities or to calculate the fair value of its net assets; or (3) the Securities and Exchange Commission may permit for the protection of the Fund's shareholders.

Redemptions In Other Than Cash. It is possible that conditions may arise in the future which would, in the opinion of the Board of Directors of North Track (the "Board"), make it undesirable for the Fund to pay all redemptions in cash. In such cases, the Board may authorize the Fund to make redemption payments in securities or other property of the Fund. However, the Fund will redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. If the Fund delivers any securities to you as payment of a redemption, we will value the securities at the same price assigned to them in computing the Fund's net asset value per share. You would incur brokerage costs when you sell any securities that the Fund distributes to you in this fashion.

Market Timing. An excessive number of purchases and redemptions by a shareholder (market timing) may be disadvantageous to North Track and its shareholders. Frequent purchases and redemptions of shares of the Fund present such risks to Fund shareholders as dilution in the value of Fund shares held by long-term holders, interference with the efficient management of the Fund's portfolio, increased brokerage and administrative costs, and adverse tax consequences. To discourage such activity, North Track reserves the right to restrict further purchases by a shareholder who it believes is engaged in market timing. However, when purchases and sales are made through omnibus accounts maintained by broker-dealers and other intermediaries, North Track may not be able to effectively identify and restrict persons who engage in such activity.

The Board has adopted specific policies and procedures to discourage market timing transactions. Those policies and procedures include efforts to detect and identify market timers and to eliminate trading activity that is considered to be harmful to the Fund. North Track also prohibits more than four roundtrips in and out of any series of North Track during a calendar year.

EXCHANGING SHARES

General Information

If you meet the minimum investment requirement applicable to the Fund, you may exchange Class Y shares of the Fund for institutional shares (Class I shares) of any other series of North Track that offers that Class of shares. Before engaging in any exchange, you should obtain from North Track and read the current prospectus for the series into which you intend to exchange. There is no fee or sales charge imposed on such exchanges.

14

Because an exchange of shares is considered a redemption of the shares of the series of North Track from which you are exchanging and a purchase of shares of the series of North Track into which you are exchanging, you must comply with all of the conditions on redemptions for the shares being exchanged and with all of the conditions on purchases for the shares you receive in the exchange. Moreover, for tax purposes, you will be considered to have sold the shares exchanged, and you will realize a gain or loss for federal income tax purposes on that sale.

Rules and Requirements for Exchanges

General. In order to effect an exchange on a particular business day, the Transfer Agent must receive your exchange order no later than 4:00 p.m. (Eastern Time). North Track may amend, suspend or revoke this exchange privilege at any time, but will provide you with at least 60 days' prior notice of any change that adversely affects your rights under this exchange privilege.

Like market timing, an excessive number of exchanges may be disadvantageous to North Track. Therefore, North Track may reserve the right to terminate the exchange privilege of any shareholder who makes more than four exchanges (excluding exchanges from this Fund) in any calendar year or who North Track believes is engaged in market timing.

The following additional rules and requirements apply to all exchanges:

•	The shares you receive in the exchange must be of the same class as the shares you are exchanging.

•
The account into which you wish to exchange must be identical to the account from which you are exchanging (meaning the account into which you are exchanging must be of the same type as the account from which you are exchanging, and the registered owner(s) of the account into which you are exchanging must have the same name(s), address and taxpayer identification or social security number as the registered owner(s) on the account from which you are exchanging).

•	The amount of your exchange must meet the minimum initial investment amount of the series of North Track into which you are exchanging.

Methods for Exchanging Shares. Set forth below is a description of the different ways you can exchange shares of series of North Track and procedures you should follow when doing so.

15

Method	Steps to Follow

By Mail	Mail your exchange order to North Track.

Mail to: North Track c/o PFPC Inc. P.O. Box 9796 Providence, RI 02940-9796	Please Note: North Track must receive your exchange order no later than 4:00 p.m. (Eastern Time) in order to effect an exchange on that business day.

Overnight Mail to: North Track c/o PFPC Inc. 101 Sabin Street Pawtucket, RI 02860-1427

By Telephone 1-800-826-4600
You automatically receive telephone exchange privileges when you open your account. To decline the telephone exchange privilege, you must check the appropriate box on the Application Form when you open your account.

Call North Track at 1-800-826-4600 to order the desired exchange and, if required, to establish a new account for the series of North Track into which you wish to exchange.

On-Line
You may use North Track's on-line account access to exchange shares from one North Track Fund to another of the same share class.

Please visit www.northtrackfunds.com to access your direct account with North Track Funds.

OTHER INFORMATION

Determination of Net Asset Value Per Share

The Fund sells its shares at their net asset value per share. We determine the net asset value per share daily by adding up the total value of the Fund's investments and other assets and subtracting any of its liabilities, or debts, and then dividing by the number of outstanding shares of the Fund. For this purpose, the Fund values its securities at amortized cost in accordance with procedures set forth in Rule 2a-7 of the 1940 Act and policies and guidelines adopted by North Track's Board of Directors. The net asset value per share is calculated each business day, Monday through Friday, except on customary national business holidays which result in the closing of the Exchange or any other day when the Exchange is closed. The calculation is generally made as of 4:00 p.m. (Eastern Time) on each business day.

Dividends, Capital Gains Distributions and Reinvestments

The Fund earns interest, dividends and other income from its investments and distributes this income (less expenses) to shareholders as dividends. The Fund may also realize capital gains from its investments and distribute these gains (less losses), if any, to shareholders as capital gains distributions. Distributions you receive from the Fund consist primarily of dividends. The Fund normally declares dividends daily and pays them monthly. Dividends may be taken in cash or additional shares at net asset value. Unless you have elected in writing to the Transfer Agent to receive dividends and capital gain distributions in cash, the Fund automatically will reinvest your dividends in additional shares of the Fund.

16

Capital gains distributions, if any, in the Fund will be declared annually and normally will be paid within 60 days after the end of the fiscal year.

Tax Status

Distributions you receive from the Fund are subject to federal income tax and may also be subject to state or local taxes. The dividends that the Fund pays from its taxable net investment income and the distributions that the Fund makes from its net realized short-term capital gains generally will be taxable to you as ordinary income at your marginal tax rate (the highest marginal rate for ordinary income is currently 35%). This is true whether you elect to receive your dividends and distributions in cash or in additional shares of the Fund. The Fund does not expect that it will have any long-term capital gains and, thus, does not contemplate paying distributions that would be taxable to you as long-term capital gains.

The Fund will mail statements to shareholders annually regarding the tax status of its dividends and distributions, if any. You should consult your own tax adviser to assess the consequences of investing in the Fund under tax laws applicable to you. In particular, because the Fund invests a significant portion of its assets from time to time in U.S. Government securities, you should ascertain the status under state and local laws of dividends that the Fund pays to you which represent interest that the Fund earns on its U.S. Government securities.

Any taxable distributions you receive from the Fund will normally be taxable to you when you receive them, regardless of your distribution option. However, distributions declared in December and paid in January each year are taxable as if paid on December 31 of the earlier year.

17

Privacy: A Fundamental Concern

At North Track we are committed to protecting your privacy. We understand that as a North Track investor you entrust not only your money to us, but also your personal and financial information. Because we respect your fundamental right to maintain the confidentiality of this information, we have created this Privacy Policy to assure you we make it a priority to protect your information.

We do not sell client information to anyone.

Your Personal Information. When you purchase shares or inquire about a transaction with North Track, you typically provide us with certain personal information. This information may include:

>	Name and address
>	Social Security or taxpayer identification number
>	Beneficiary information
>	Bank account information
>	Investments at other institutions

Our Commitment to Your Privacy. We do not sell information about current or former clients or their accounts to unaffiliated third parties, nor do we disclose it to third parties unless necessary to complete transactions at your request or to service an account. For example, we may share information with companies that perform services on our behalf. One such service provider is the Transfer Agent for the Fund, which opens accounts, processes transactions and mails account statements. We require that each such company agree to share or use your information only for those purposes for which they were hired. Also, we may provide information to auditors or regulators but only as required by law.

In order to protect your personal information, North Track maintains physical, electronic and procedural safeguards, and limits access to your information to those authorized employees who need it in order to perform their jobs.

If you have any questions regarding our privacy policy please feel free to call North Track at 800-826-4600.

18

DELIVERY OF DOCUMENTS TO SHAREHOLDERS

"Householding." North Track will deliver a single prospectus, annual or semi-annual report or other shareholder information (collectively, a "shareholder document") to persons who have a common address and who have effectively consented to such delivery. This form of delivery is referred to as "householding."

Electronic Delivery. North Track is developing the ability to deliver shareholder documents electronically to persons who have consented to such delivery and provide their e-mail addresses. North Track will deliver shareholder documents electronically by sending consenting persons an e-mail message informing them that the shareholder document has been posted and is available on North Track's website (www.northtrackfunds.com) and providing a hypertext link to the document. The electronic versions of the shareholder documents will be in PDF format and can be downloaded and printed using Adobe Acrobat.

Consent. If you would like to assist North Track in controlling its printing and mailing costs, you may consent to householding and/or electronic delivery of shareholder documents by checking the appropriate boxes on the Account Application (accompanying this Prospectus) or by sending a note to that effect to North Track, c/o PFPC Inc., P.O. Box 9796, Providence, Rhode Island 02940-9796. For electronic delivery of shareholder documents, please make sure to include your e-mail address.

You may revoke your consent to householding or electronic delivery of shareholder documents at any time by calling North Track at 1-800-826-4600 or by writing to North Track at the address provided above. We will begin sending you individual copies thirty days after receiving your request.

If you shares are held through a financial institution please contact them directly.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. In 2004, the Fund changed its fiscal year-end to October 31, from December 31. Therefore, the information provided for the period ended October 31, 2004 only covers the 10 months ended on that date. Certain information reflects financial results for a single Institutional Share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Annual Report to Shareholders, which is available upon request.

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CASH RESERVE FUND INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains on Investments

Class Y Shares

For the year ended October 31, 2007	$1.00	.05	(.00)(e)	.05	(.05)	--
For the year ended October 31, 2006	$1.00	.04	(.00)(e)	.04	(.04)	--
For the year ended October 31, 2005	$1.00	.02	(.00)(e)	.02	(.02)	--
For the ten months ended October 31, 2004	$1.00	.01	(.00)(e)	.01	(.01)	--
For the year ended December 31, 2003	$1.00	.01	--	.01	(.01)	--
For the year ended December 31, 2002	$1.00	.01	--	.01	(.01)	--
____________________
(a)	Excludes sales charge.
(b)	Annualized.
(c)	Not annualized.
(d)	After expense reimbursement from the Advisor, where applicable.
(e)	Number rounds to less than one cent.

20

CASH RESERVE FUND INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS (continued)

Distributions in Excess of Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets, End of Period (000s)	Ratio of Net Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Ratio of Expenses (prior to reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (prior to reimbursements) to Average Net Assets

--	(.05)	$1.00	4.92%	$36,216.48%		4.82%	.48%	4.82%
--	(.04)	$1.00	4.32%	$45,185.53%		4.28%	.53%	4.28%
--	(.02)	$1.00	2.34%	$31,611.56%		2.31%	.56%	2.31%
--	(.01)	$1.00	.62%(c)	$44,672	.56%(b)	.76%(b)	.56%(b)	.76%(b)
--	(.01)	$1.00	.72%	$33,617.53%		.73%	.53%	.73%
--	(.01)	$1.00	1.49%	$55,321.54%		1.43%	.54%	1.43%
____________________
(a)	Excludes sales charge.
(b)	Annualized.
(c)	Not annualized.
(d)	After expense reimbursement from the Advisor, where applicable.
(e)	Number rounds to less than one cent.

21

If you have any questions about the Fund or would like more information, including a free copy of the Fund's Statement of Additional Information ("SAI"), or its Annual or Semi-Annual Reports, you may call or write North Track at:

North Track Funds, Inc.
200 South Wacker Drive
Suite 2000
Chicago, Illinois 60606
1-800-826-4600

The SAI, which contains more information about the Fund, has been filed with the Securities and Exchange Commission ("SEC"), and is legally a part of this prospectus. Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual reports. The Annual and Semi-Annual reports, also filed with the SEC, discuss market conditions and investment strategies that affected the Fund’s performance during the prior fiscal year and six-month period, respectively.

The SAI and Annual and Semi-Annual Reports are available, free of charge, on North Track’s website (http://www.northtrackfunds.com), or you can view these documents, along with other related documents, on the SEC's website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, for a duplicating fee, by electronic request to E-mail address: publicinfo%sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-4401.

North Track Funds, Inc.
1-800-826-4600
200 South Wacker Drive
Suite 2000
Chicago, Illinois 60606

Investment Advisor
Ziegler Capital Management, LLC
200 South Wacker Drive
Suite 2000
Chicago, Illinois 60606

Distributor
B.C. Ziegler and Company
200 South Wacker Drive
Suite 2000
Chicago, Illinois 60606

Accounting/Pricing Agent
B.C. Ziegler and Company
215 North Main Street
West Bend, Wisconsin 53095

Transfer and Dividend Disbursing Agent
PFPC Inc.
101 Sabin Street
Pawtucket, Rhode Island 02860

Custodian
Union Bank of California
350 California Street
San Francisco, California 94104

Counsel
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

22

STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 1, 2008
NORTH TRACK FUNDS, INC.
CASH RESERVE FUND
Class X Common Stock (Retail Shares)
Class B Common Stock (Retail Shares)
Class C Common Stock (Retail Shares)
Class Y Common Stock (Institutional Shares)
200 South Wacker Drive
Suite 2000
Chicago, Illinois 60606
1-800-826-4600

This Statement of Additional Information and the separate Prospectuses, each dated March 1, 2008, to which it relates describe the Class X Common Stock, Class B Common Stock, Class C Common Stock and Class Y Common Stock (referred to together as the "Classes") of the Cash Reserve Fund (the "Fund"), one of several separate mutual fund series offered by North Track Funds, Inc. ("North Track").

The Fund seeks to obtain high current income consistent with stability of principal and the maintenance of liquidity.

You may obtain a Prospectus describing the Fund's Class X Common Stock, Class B Common Stock, and Class C Common Stock (together the "Retail Shares") or a separate Prospectus describing Class Y Common Stock ("Institutional Shares") from B.C. Ziegler and Company ("B.C. Ziegler" or the "Distributor"), 200 South Wacker Dr., Suite 2000, Chicago, Illinois 60606, telephone 1-800-826-4600, or from Selected Dealers (see the relevant Prospectus dated March 1, 2008 for more complete information, including an account application). This Statement of Additional Information is not a prospectus, and should be read in conjunction with the relevant Prospectus. This Statement of Additional Information provides details about the Fund that are not required to be included in the Prospectuses, and should be viewed as a supplement to, and not as a substitute for, the Prospectuses. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings ascribed to them in the relevant Prospectus.

The financial statements of the Fund and the report of the independent registered public accounting firm thereon are incorporated by reference into this Statement of Additional Information from the Fund's Annual Report to Shareholders for the period ended October 31, 2007. See "Financial Statements."

A copy of the Fund’s Annual Report to Shareholders may be obtained without charge by calling the Funds (toll-free) at 800-826-4600.

TABLE OF CONTENTS

FUND HISTORY AND CAPITAL STOCK	3

INVESTMENT PROGRAM	5

RULE 2A-7 COMPLIANCE	12

INVESTMENT RESTRICTIONS	13

PORTFOLIO TRANSACTIONS AND BROKERAGE PRACTICES	15

MANAGEMENT OF NORTH TRACK	17

DETERMINATION OF NET ASSET VALUE PER SHARE; VALUATION OF SECURITIES; REDEMPTION IN KIND	30

TAX STATUS	31

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	33

RETAIL SHARE DISTRIBUTION EXPENSES	34

COUNSEL	37

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	38

FINANCIAL STATEMENTS	38

APPENDIX A: SECURITIES RATINGS	A-1

FUND HISTORY AND CAPITAL STOCK

North Track is a diversified, open-end, management investment company. It was organized in 1984 as a Maryland corporation. Until March 1, 2001, North Track was known as Principal Preservation Portfolios, Inc. The Board of Directors of North Track may authorize the issuance of additional series and, within each series, individual classes, and may increase or decrease the number of shares in each series or class.

Prior to January 1, 1996, the Cash Reserve Fund, which was established in 1993, and the Prospect Hill Prime Money Market Fund comprised the two spokes of a Hub and Spoke money market complex. The Cash Reserve Fund consisted of a single class of common stock and operated as a retail spoke of the money market complex. The Prospect Hill Prime Money Market Fund, which was operated as a separate series of Prospect Hill Trust, a series open-end management investment company organized as a Massachusetts business trust, was an institutional money market fund and served as the institutional spoke in the complex. In the Hub and Spoke structure, the Cash Reserve Fund and the Prospect Hill Prime Money Market Fund invested all of their investable assets in the Prime Money Market Portfolio, a series of The Prime Portfolios. Ziegler Asset Management, Inc., the Fund's investment advisor at that time, managed the investment and reinvestment of the assets held in the Prime Money Market Portfolio.

Effective January 1, 1996 the Fund was recapitalized with two classes of stock, Class X Common Stock and Class Y Common Stock. At that time each outstanding share of Cash Reserve Fund's original class of common stock was redesignated (without otherwise affecting the rights and privileges appertaining thereto) as a share of Class X Common Stock, and shares of Class Y Common Stock were issued in exchange for the outstanding shares of the Prospect Hill Prime Money Market Fund. The Fund first began offering shares of Class B Common Stock on December 15, 1999, and shares of Class C Common Stock on May 1, 2003.

The authorized common stock of North Track consists of 10 billion shares, with a par value of $.001 per share. Shares of North Track are divided into ten mutual fund series, each with distinct investment objectives, policies and strategies. In addition to the Fund described in this Statement of Additional Information, North Track also offers shares of the Large Cap Equity Fund, Equity Income Fund, Geneva Growth Fund, NYSE Arca Tech 100 Index Fund, Dow Jones U.S. Health Care 100 Plus Fund, Dow Jones U.S. Financial 100 Plus Fund, Strategic Allocation Fund, S&P 100 Index Fund and Wisconsin Tax-Exempt Fund, through a separate prospectus. These Funds offer the following Classes of shares:

Fund Name	Class A	Class B	Class C	Class R	Class I
Large Cap Equity	X		X	X	X
Equity Income	X	X	X	X	X
Geneva Growth	X	X	X	X
NYSE Arca Tech 100 Index	X	X	X	X
Dow Jones U.S. Health Care 100 Plus	X	X	X	X
Dow Jones U.S. Financial 100 Plus	X	X	X	X
Strategic Allocation	X	X	X	X
S&P 100 Index	X	X	X	X
Wisconsin Tax-Exempt	X	X	X

As noted above, shares of the Cash Reserve Fund are divided into four classes, three classes of Retail Shares (Class X, Class B and Class C) and a class of Institutional Shares (Class Y).

Each share of each series of North Track is entitled to one vote on each matter presented to shareholders. All shares of North Track vote together on any matter that affects all shareholders uniformly, such as the election of directors. On matters that affect an individual series (such as approval of advisory or sub-advisory contracts and changes in fundamental policies of that series) a separate vote of the shareholders of that series is required, and the matter must be approved by the requisite vote of the shareholders of that series. On matters that uniquely affect a particular class of shares within a series (such as an increase in 12b-1 fees for that class), the shareholders of that class vote separately on the matter and the matter must be approved by the requisite vote of the shareholders of that class. Shares of a series or class are not entitled to vote on any matter that does not affect the particular series or class.

Each share of the Cash Reserve Fund is entitled to participate pro rata in any dividends or other distributions declared by the Board of Directors of North Track with respect to the Fund, and all shares of the Fund have equal rights in the event of a liquidation of the Fund. Retail and Institutional Shares are redeemable at net asset value, at the option of the shareholder, subject to applicable contingent deferred sales charges in the case of Class B and Class C Retail Shares. Shares have no preemptive, subscription or conversion rights and are freely transferable. Shares can be issued as full shares or fractions of shares. A fraction of a share has the same kind of rights and privileges within the class as full shares in that class. Shares do not have cumulative voting rights.

The phrase "majority vote" of the outstanding shares of a Class, Fund or North Track means the vote of the lesser of: (1) 67% of the shares of the class, Fund or North Track, as the case may be, present at the meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the class, Fund or North Track, as the case may be.

As a Maryland corporation, North Track is not required to hold, and in the future does not intend to hold, annual shareholder meetings unless required by law or deemed appropriate by the Board of Directors. However, special meetings may be called for purposes such as electing or removing Directors, changing fundamental policies or approving an investment advisory contract.

INVESTMENT PROGRAM

As described above and in the Prospectuses for the Retail Shares and Institutional Shares, the Fund is designed to provide investors with current income. The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum income irrespective of fluctuations in principal.

The following information supplements and should be read in conjunction with the sections in the Prospectuses entitled "Investment, Risks and Performance Summary."

Bank Obligations. The Fund may invest in bank obligations issued by domestic and foreign banks. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System. Domestic banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. In addition, state banks are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

Obligations of foreign branches and subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, Ziegler Capital Management, LLC, the Fund's investment advisor ("ZCM" or the"Advisor"), carefully evaluates such investments on a case-by-case basis.

Commercial Paper. The Fund may invest in commercial paper issued by major corporations in reliance on the exemption from registration afforded by Section 3(a)(3) under the Securities Act of 1933, as amended (the "1933 Act"). Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. Such commercial paper generally can be readily traded in secondary trading markets among qualified institutional buyers without registration pursuant to the conditions of Rule 144A under the 1933 Act.

The Fund also may invest in commercial paper in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the 1933 Act and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the paper, thus providing liquidity.

The Advisor considers the legally restricted but readily saleable Section 4(2) and Rule 144A paper to be liquid. However, pursuant to procedures approved by the Board of Directors of North Track, if a particular investment in Section 4(2) or Rule 144A paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities. The Advisor monitors the liquidity of the Fund's investments in Section 4(2) and Rule 144A paper on a continuous basis.

Variable Rate and Floating-Rate Demand Securities. The Fund may purchase floating and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes, which are obligations that permit the Fund to invest fluctuating amounts which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Advisor, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations held by the Fund. The Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand obligations as to which it cannot exercise the demand feature on not more than seven days' notice if there is no secondary market available for these obligations, and in other securities that are not readily marketable. See "Investment Restrictions" below.

Asset-Backed Securities. The Fund may purchase asset-backed securities, which are debt obligations that represent direct or indirect participation in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. All purchases of asset-backed securities will be in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), as described below. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. In certain cases, payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties.

In general, asset-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until the entire principal amount comes due at maturity, payments on certain asset-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal on asset-backed securities may result from the voluntary prepayment, refinancing, or foreclosure of the underlying assets. Prepayments may result in early payment of the applicable asset-backed securities. In that event, a Fund may be unable to invest the proceeds from the early payment of the asset-backed securities in an investment that provides as high a yield as the asset-backed securities. Consequently, early payment associated with asset-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. During periods of falling interest rates, the rate of prepayments generally tends to increase, thereby tending to decrease the life of asset-backed securities. During periods of rising interest rates, the rate of prepayments generally decreases, thereby tending to increase the life of asset-backed securities. If the life of a asset-backed security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.

Asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. During periods of declining interest rates, prepayments likely would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates.

Prepayments may cause losses in securities purchased at a premium. At times, some of the asset-backed securities in which the Fund may invest may have higher than market yields and, therefore, will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the Fund to experience a loss equal to any unamortized premium. In addition, the value of asset-backed securities may change due to changes in the market's perception of the creditworthiness of the issuer, and the asset-backed securities markets in general may be adversely affected by changes in governmental regulation or tax policies.

In certain limited cases, the Fund may invest in mortgage-related securities. Mortgage-related securities include securities that represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. These pools are combined for sale to investors (such as the Fund) by various governmental and government-related entities, as well as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other private issuers (collectively, "private lenders"). Mortgage-related securities generally provide for a "pass-through" of monthly payments made by individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of the securities. Mortgage-related securities have characteristics similar to asset-backed securities.

Unsecured Promissory Notes. The Fund also may purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the 1933 Act, provided such investments are consistent with the Fund's investment objective. The Notes purchased by the Fund will have remaining maturities of 13 months or less, must be deemed under policies adopted by the Board of Directors of North Track to present minimal credit risks and will meet the quality criteria set forth in the Fund under "Investment Policies." The Fund will invest no more than 10% of its net assets in such Notes and in other securities that are not readily marketable (which securities would include floating and variable rate demand obligations as to which the Fund cannot exercise the demand feature described above and as to which there is no secondary market). See "Investment Restrictions" below.

Participation Interests. The Fund may purchase participation interests in certain securities from financial institutions. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Advisor must have determined that the instrument is of comparable quality to those instruments in which the Fund may invest. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio. The Fund will not invest more than 10% of its net assets in participation interests that do not have this demand feature, and in other securities that are not readily marketable. See "Investment Restrictions" below.

Lending of Portfolio Securities. To a limited extent, the Fund may lend its portfolio securities to brokers, dealers and other institutional investors, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of U.S. Government securities or irrevocable letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. Such loans may not exceed one-third of the value of the Fund's total assets. From time to time, the Fund may return to the borrower and/or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

The Securities and Exchange Commission (the "SEC") currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any interest or other distributions on the loaned securities, and any increase in market value; and (5) the Fund may pay only reasonable custodian fees in connection with the loan. These conditions may be subject to future modification.

Foreign Securities. The Fund may invest no more than 5% of its total assets in foreign securities, including U.S. dollar-denominated obligations of foreign branches and subsidiaries of domestic banks and foreign banks, such as Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, and Yankee CDs, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a foreign or domestic bank, and Canadian time deposits, which are essentially the same as ETDs except they are issued by branches of major Canadian banks; high quality, U.S. dollar-denominated short-term bonds and notes (including variable amount master demand notes) issued by foreign corporations, including Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer; and U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Advisor to be of comparable quality to the other obligations in which the Portfolio may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

The Fund may be subject to investment risks with respect to foreign securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. In making foreign investments, therefore, the Fund will give appropriate consideration to the following factors, among others.

Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States. The issuers of some of these securities, such as bank obligations, may be subject to less stringent or different regulation than are U.S. issuers. In addition, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers.

Because evidences of ownership of such securities usually are held outside the United States, the Fund will be subject to additional risks which include possible adverse political and economic developments, possible seizure or nationalization of foreign deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities or might restrict the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise.

Furthermore, some of these securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale. Income earned or received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. All such taxes paid by the Fund will reduce its net income available for distribution to its investors (e.g., the Retail Class). In selecting foreign securities, the Advisor will consider available yields, and any applicable taxes. All such investments will be U.S. dollar denominated.

Investments In Other Investment Companies. An investment by the Fund in other investment companies - which is limited by fundamental investment restriction (13) below - may cause the Fund to incur increased costs of administration and distribution expenses.

When-Issued and Delayed Delivery Transactions. The Fund may purchase or sell securities in when-issued or delayed delivery transactions. In such transactions, instruments are bought or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price to the purchasing fund at the time of entering into the transactions. The payment obligations and the interest rate are fixed at the time the buyer enters into the commitment, although no interest accrues to the purchaser prior to settlement of the transaction. Consistent with the requirements of the 1940 Act, securities purchased on a when-issued basis are recorded as an asset (with the purchase price being recorded as a liability) and are subject to changes in value based upon changes in the general level of interest rates. At the time of delivery of the security, the value may be more or less than the transaction price. At the time a purchasing fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets of the fund having a value at least as great as the purchase price of the securities to be purchased are identified on the books of the fund and held by the fund’s depository throughout the period of the obligation. The use of these investment strategies may increase net asset value fluctuations.

The Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, and not for the purpose of investment leverage, but the Fund reserves the right to sell the securities before the settlement date if it is deemed advisable. Any gains from such sales will be subject to federal income tax to the extent not offset by losses on other transactions. The Fund currently does not intend to purchase securities in when-issued transactions if, after such purchase, more than 5% of the Fund’s net assets would consist of when-issued securities.

Securities Rating Criteria. A description of the characteristics and criteria of the various securities ratings used by several nationally recognized securities rating organizations is included in Appendix A attached to this Statement of Additional Information.

RULE 2A-7 COMPLIANCE

All capitalized but undefined terms in this discussion shall have the meaning such terms have in Rule 2a-7 under the 1940 Act. The Fund is subject to certain maturity restrictions in accordance with Rule 2a-7 for money market funds that use the amortized cost method of valuation to maintain a stable net asset value of $1.00 per share. Accordingly, the Fund will (1) maintain a dollar weighted average portfolio maturity of 90 days or less, and (2) will purchase securities with a remaining maturity of no more than 13 months (397 calendar days). Further, the Fund will limit its investments to U.S. dollar-denominated securities which represent minimal credit risks and meet certain credit quality and diversification requirements. For purposes of calculating the maturity of portfolio instruments, the Fund will follow the requirements of Rule 2a-7. Under Rule 2a-7, the maturity of portfolio instruments is calculated as indicated below.

Generally, the maturity of a portfolio instrument shall be deemed to be the period remaining (calculated from the trade date or such other date on which the Fund's interest in the instrument is subject to market action) until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made, except that: (1) a Government Security that is a Variable Rate Security where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate, and a Government Security that is a Floating Rate Security shall be deemed to have a remaining maturity of one day; (2) a Variable Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (3) a Variable Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a Demand Feature shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (4) a Floating Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 days or less shall be deemed to have a maturity of one day; (5) a Floating Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a Demand Feature shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; (6) a repurchase agreement shall be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities; (7) a portfolio lending agreement shall be treated as having a maturity equal to the period remaining until the date on which the loaned securities are scheduled to be returned, or where the agreement is subject to demand, the notice period applicable to a demand for the return of the loaned securities; and (8) an investment in a money market fund shall be treated as having a maturity equal to the period of time within which the money market fund is required to make payment upon redemption, unless the money market fund has agreed in writing to provide redemption proceeds to the Fund within a shorter period of time, in which cash the maturity of such investment shall be the shorter period.

The Fund is subject to certain credit quality restrictions pursuant to Rule 2a-7 under the 1940 Act. The Fund will invest at least 95% of its assets in instruments determined to present minimal credit risks and, at the time of acquisition, are (1) obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; (2) rated by at least two nationally recognized rating agencies (or by one agency if only one agency has issued a rating) (the "required rating agencies") in the highest rating category for short-term debt obligations; (3) unrated but whose issuer is rated in the highest category by the required rating agencies with respect to a class of short-term debt obligations or any security within that class that is comparable in priority and security with the instrument; or (4) unrated (other than the type described in (3)) but determined by the Board of Directors of the Fund to be of comparable quality to the foregoing (provided the unrated security has not received a short-term rating, and with respect to a long-term security with a remaining maturity within the Fund's maturity restrictions, has not received a long-term rating from any agency that is other than in its highest rating category). The foregoing are referred to as "first-tier securities."

The balance of the securities in which the Fund may invest are instruments determined to present minimal credit risks, which do not qualify as first-tier securities, and, at the time of acquisition, are (1) rated by the required rating agencies in one of the two highest rating categories for short-term debt obligations; (2) unrated but whose issuer is rated in one of the two highest categories by the required rating agencies with respect to a class of short-term debt obligations or any security within that class that is comparable in priority and security with the obligation; or (3) unrated (other than described in (2)) but determined by the Board of Directors of the Fund to be of comparable quality to the foregoing (provided the unrated security has not received a short-term rating and, with respect to a long-term security with a remaining maturity within the Fund's maturity restrictions, has not received a long-term rating from any agency that is other than in one of its highest two rating categories). The foregoing are referred to as "second-tier securities."

In addition to the foregoing guidelines, the Fund is subject to certain diversification restrictions pursuant to Rule 2a-7 under the 1940 Act, which include (1) the Fund will not acquire a second-tier security of an issuer if, after giving effect to the acquisition, the Fund would have invested more than the greater of 1% of its total assets or one million dollars in second-tier securities issued by that issuer, and (2) the Fund will not invest more than 5% of the Fund's assets in the securities (other than securities issued by the U.S. government or any agency or instrumentality thereof) issued by a single issuer, except for certain investments held for not more than three business days.

INVESTMENT RESTRICTIONS

The following restrictions, which are a matter of "fundamental policy," may not be changed with respect to the Fund without the approval of a "majority of the outstanding voting securities" of the Fund, which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information and the Prospectus, means, with respect to the Fund, the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund.

As a matter of fundamental policy, the Fund may not:

1. Issue senior securities.

2. Borrow money, except from banks or through reverse repurchase agreements for temporary or emergency (not leveraging) purposes in an amount up to 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except (i) to secure borrowings for temporary or emergency purposes and (ii) in connection with the purchase of securities on a forward commitment basis and the entry into reverse repurchase agreements or for similar transactions.

4. Invest in puts, calls, straddles, spreads or any combination thereof if, by reason of such investment, the value of the Fund's investments in all such classes of securities would exceed 5% of the Fund's total assets.

5. Sell securities short or purchase securities on margin.

6. Act as underwriter of securities of other issuers, except insofar as the Fund may be deemed an underwriter in connection with the disposition of a portfolio security.

7. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are not readily marketable (which securities would include participation interests that are not subject to the demand feature described in the then-current Prospectus and floating and variable rate demand obligations as to which no secondary market exists and the Fund cannot exercise the demand feature described in the then-current Prospectus on not more than seven days' notice), if, in the aggregate, more than 10% of its net assets would be so invested. The Fund may not invest in time deposits maturing in more than seven days.

8. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests, except for any of the foregoing acquired as a result of ownership of another portfolio or security.

9. Make short-term loans to others, except through the purchase of debt obligations and through repurchase agreements referred to in the Prospectus, and except that the Fund may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Board of Directors.

10. Invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the SEC, the Fund will not invest more than 5% of its assets in the obligations of any one bank.

11. Invest more than 25% of its assets in the securities of issuers in any industry other than banking, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

12. Invest in companies for the purpose of exercising control.

13. Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the total assets of the Fund, as the case may be, to be invested in investment company securities, provided that: (i) the Fund will not make any investment in the securities of any single investment company if, immediately after such investment, more than 3% of the outstanding voting securities of such investment company would be owned by the Fund, or more than 5% of the value of the total assets of the Fund, would be invested in such investment company; and (ii) no such restrictions shall apply to a purchase by the Fund of investment company securities as a part of a merger, consolidation, acquisition of assets or reorganization.

14. Purchase securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years, or purchase equity securities of issuers which are not readily marketable if, by reason thereof, the value of the Fund's aggregate investment in all classes of such securities will exceed 5% of its total assets.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

PORTFOLIO TRANSACTIONS AND BROKERAGE PRACTICES

Subject to the general supervision of the Directors, the Advisor, ZCM, is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. On occasion, the Fund may also purchase certain money market instruments directly from an issuer, in which case no commission or discounts are paid.

The Advisor currently serves as investment manager to a number of clients and may in the future act as investment manager or advisor to others. It is the practice of the Advisor to allocate purchase and sale transactions among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations, the Advisor considers the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and opinions of the persons responsible for managing the Fund and other client accounts.

The Advisor gives primary consideration to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Advisor assures that commissions are fair and reasonable, but does not necessarily seek the lowest possible commissions in all circumstances. The Advisor believes that a requirement always to seek the lowest possible commission could impede effective portfolio management and preclude the Fund and the Advisor from obtaining high quality execution and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transactions, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for the services is not ascertainable. In transactions effected with a dealer, acting as principal, who furnishes research services to the Advisor, the Advisor will not purchase securities for the Fund at a higher price, or sell securities at a lower price, than would be the case if the dealer had not furnished such services.

In seeking to implement the Fund's policies, the Advisor effects transactions with those brokers and dealers whom the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Advisor. Such services include, but are not limited to, information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investment, wire services, and appraisals or evaluation of portfolio securities.

The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce its expenses, it is of indeterminable value and the Fund does not reduce the management fee it pays to the Advisor by any amount that may be attributable to the value of such services.

During the last three years, the Fund paid no brokerage commissions.

MANAGEMENT OF NORTH TRACK

Directors and Officers

Under applicable law, the Board of Directors is responsible for management of North Track, and provides broad supervision over its affairs. The Board of Directors meets regularly to review the Fund's investments, performance and expenses. The Board elects the officers of North Track, and hires the Fund's service providers, including the Fund's investment advisor, ZCM, and distributor of the Fund's shares, B.C. Ziegler and Company, an affiliate of ZCM ("B.C. Ziegler" or "Distributor"). The Board annually reviews and considers approval of the continuation of the investment advisory agreement with ZCM and the Fund's distribution plan, and annually approves the selection of independent public accountants for the Fund. The Board also establishes, monitors and periodically reviews numerous policies and procedures governing the conduct of North Track's business. The policy of North Track is that 75% of Board members must be independent.

The following table presents information about each director and officer of North Track.

Name, Address & Birthdate	Position(s) Held with North Track	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of North Track Funds Overseen by Director	Other Directorships/ Trusteeships(2) Held by Director

Independent Directors:

Marcia L. Wallace 200 S. Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 12-02-47	Director and Independent Chair	Since 2001	Retired; Senior Vice President in Global Trust Services and Institutional Custody, First Chicago NBD/Bank One from 1985 to 1999.	10	Ziegler Exchange Traded Trust

James G. DeJong 200 S. Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 10-18-51	Director	Since 2001	President and Managing Shareholder, O'Neil, Cannon, Hollman, DeJong, S.C. (law firm) since 1987.	10	Ziegler Exchange Traded Trust

Brian J. Girvan 200 S. Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 10-20-55	Director	Since 2003	Partner, Ascent Venture Management, Inc. since August 2003; Chief Operating Officer and Chief Financial Officer, Argo Global Capital, LLC (venture capital company) from 2001 to 2003; Senior Vice President and Division Executive, Fidelity Investments from 1999 to 2001; Senior Vice President and Group CFO, Fidelity Investments from 1998 to 1999.	10	Ziegler Exchange Traded Trust

Cornelia Boyle 200 S. Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 09-23-53	Director	Since 2003	Currently Retired; Executive Vice President and Chief Operations Officer, AIG SunAmerica Retirement Markets, Inc. (distribution and marketing company for variable annuity and retirement products) from 2000 to 2003; Executive Vice President, Fidelity Investments from 1996 to 2000.	10	Ziegler Exchange Traded Trust

Interested Directors and Officers:

John J. Mulherin(3) 200 S. Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 5-18-51	Director	Since 2003	Chief Executive Officer, The Ziegler Companies, Inc. since February 2000.	10	Ziegler Exchange Traded Trust

Name, Address & Birthdate	Position(s) Held with North Track	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of North Track Funds Overseen by Director	Other Directorships/ Trusteeships(2) Held by Director

Brian K. Andrew 200 S. Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 10-31-62	President and Chief Executive Officer	Since 2006
President and Director, Ziegler Capital Management, LLC since 2006; President, Ziegler Exchange Traded Trust since 2006; Senior Managing Director of The Ziegler Companies, Inc. since 2000; Chief Investment Officer, The Ziegler Companies, Inc. from 2000 to 2006.
			N/A	N/A

Todd A. Krause 200 South Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 2-20-63	Chief Financial Officer and Treasurer	Since 2007
Chief Financial Officer and Director, Ziegler Capital Management, LLC since 2007; Chief Financial Officer and Treasurer, Ziegler Exchange Traded Trust since 2007; First Vice President of LaSalle Fund Services, ABN Amro LaSalle Bank NA from 2006 to 2007; Chief Financial Officer and Manager of Fund Operations, Trident Financial Services, LLC from 2002 to 2006; Chief Financial Officer and Manager of Operations, Anchor Asset Management, LLC (registered investment advisor) from 2001 to 2002.
			N/A	N/A

Benjamin H. DeBerry 200 S. Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 4-29-71	Secretary	Since 2007
Senior Managing Director and General Counsel, The Ziegler Companies, Inc. since 2007; Secretary, Ziegler Exchange Traded Trust since 2007; Senior Counsel of the Networks and Enterprise Business, Motorola, Inc. (communications company) from 2005 to 2007; Associate, Wildman, Harold, Allen & Dixon LLP (law firm) from 2004 to 2005; Associate, Chapman and Cutler LLP (law firm) from 2002 to 2004.
			N/A	N/A

Angelique A. David 200 South Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 7-26-77	Assistant Secretary	Since 2007
Vice President and Assistant General Counsel, The Ziegler Companies, Inc. since 2007; Assistant Secretary, Ziegler Exchange Traded Trust since 2007; Associate, Locke Lord Bissell & Liddell LLP (law firm) from 2002 to 2007.
			N/A	N/A

Name, Address & Birthdate	Position(s) Held with North Track	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of North Track Funds Overseen by Director	Other Directorships/ Trusteeships(2) Held by Director

Elizabeth A. Watkins 200 S. Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: 1-29-68	Chief Compliance Officer	Since 2007
Senior Managing Director and Chief Compliance Officer, The Ziegler Companies, Inc. since 2007; Chief Compliance Officer, Ziegler Exchange Traded Trust since 2007; Managing Director and Chief Compliance Officer, The Ziegler Companies, Inc. from 2006 to 2007; Vice President and Chief Compliance Officer, The Ziegler Companies, Inc. from 2003 to 2006; Compliance Consultant, Northwestern Mutual Investment Services from 2002 to 2003; Vice President of Brokerage Services, Oberweis Securities, Inc. from 1999 to 2002.
			N/A	N/A
_____________________

(1)
Officers of North Track serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of North Track serve a term of indefinite length until their resignation or removal, and stand for re-election by shareholders only as and when required under the 1940 Act.

(2)
Only includes directorship/trusteeship held in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

(3)	Mr. Mulherin is considered to be an "interested person" (as defined in the 1940 Act) of North Track because he is Chief Executive Officer of The Ziegler Companies, Inc.

Board Committees

The standing committees of North Track's Board of Directors include an audit committee, a governance (nominating) committee, a pricing committee and a contract review committee. The audit committee consists of all the independent directors, namely Brian J. Girvan (chair), James G. DeJong, Cornelia Boyle and Marcia L. Wallace. Mr. Girvan has been determined to be an audit committee financial expert. The governance committee consists of James G. DeJong (chair), Brian J. Girvan and Marcia L. Wallace. The pricing committee consists of Cornelia Boyle (chair) and Marcia L. Wallace. The contract review committee consists of all independent directors, namely James G. DeJong (chair), Brian J. Girvan, Cornelia Boyle and Marcia L. Wallace.

The audit committee annually selects independent public accountants for the Fund and oversees the preparation of the Fund's financial statements. In this capacity, the audit committee meets at least annually with the independent public accountants to discuss any issues surrounding the preparation and audit of the Fund's financial statements. The audit committee also discusses with the independent public accountants the strengths and weaknesses of the systems and operating procedures employed in connection with the preparation of the Fund's internal financial statements, pricing procedures and the like, as well as the performance and cooperation of staff members responsible for these functions. The audit committee has adopted a written charter. The audit committee met three times during the fiscal year ended October 31, 2007.

The governance committee nominates candidates for appointment to the Board of Directors to fill vacancies and nominate candidates for election and re-election to the Board as and when required. No policy or procedure has been established as to the recommendation of director nominees by shareholders, except that nominations of directors who are not "interested persons" must be made and approved by the governance committee. The governance committee has adopted a written charter. The governance committee met two times during the fiscal year ended October 31, 2007.

The pricing committee oversees the pricing policies and guidelines established by the Board of Directors and confers with management personnel of the Advisors on matters relating to the pricing of securities held by the Fund. The pricing committee has adopted a written charter. The pricing committee met two times during the fiscal year ended October 31, 2007.

The contract review committee reviews the Fund’s advisory contract and contracts with other service providers, to the extent necessary. The contract review committee will report to the full board regarding its review of advisory agreements and make recommendations regarding their adoption and continuation. The contract review committee has adopted a written charter. The contract review committee met three times during the fiscal year ended October 31, 2007.

Director Ownership of Fund Shares

The table below sets forth the dollar range of shares of the series of North Track owned by each director as of December 31, 2007 as listed below.

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies

James G. DeJong
$1-10,000 (S&P 100 Index)
$10,001-50,000 (NYSE Arca Tech 100 Index)
None (Equity Income)
$1-10,000 (Dow Jones U.S. Health Care 100 Plus)
$10,001-50,000 (Dow Jones U.S. Financial 100 Plus)
$1-10,000 (Geneva Growth)
None (Large Cap Equity)
$1-10,000 (Cash Reserve)
None (Wisconsin Tax-Exempt)
None (Strategic Allocation)
$10,001-50,000

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies
Brian J. Girvan
None (S&P 100 Index)
None (NYSE Arca Tech 100 Index)
None (Equity Income)
None (Dow Jones U.S. Health Care 100 Plus)
None (Dow Jones U.S. Financial 100 Plus)
None (Geneva Growth)
None (Large Cap Equity)
None (Cash Reserve)
None (Wisconsin Tax-Exempt)
$10,001-50,000 (Strategic Allocation)
$10,001-50,000
Marcia L. Wallace
None (S&P 100 Index)
None (NYSE Arca Tech 100 Index)
None (Equity Income)
None (Dow Jones U.S. Health Care 100 Plus)
None (Dow Jones U.S. Financial 100 Plus)
$10,001-50,000 (Geneva Growth)
$10,001-50,000 (Large Cap Equity)
None (Cash Reserve)
None (Wisconsin Tax-Exempt)
$10,001-50,000 (Strategic Allocation)
$10,001-50,000
Cornelia Boyle
None (S&P 100 Index)
None (NYSE Arca Tech 100 Index)
$1-10,000 (Equity Income)
None (Dow Jones U.S. Health Care 100 Plus)
None (Dow Jones U.S. Financial 100 Plus)
$10,001-50,000 (Geneva Growth)
None (Large Cap Equity)
None (Cash Reserve)
None (Wisconsin Tax-Exempt)
$10,001-50,000 (Strategic Allocation)
$10,001-50,000
John J. Mulherin
$1-10,000 (S&P 100 Index)
$1-10,000 (NYSE Arca Tech 100 Index)
$50,001-100,000 (Equity Income)
$1-10,000 (Dow Jones U.S. Health Care 100 Plus)
$1-10,000 (Dow Jones U.S. Financial 100 Plus)
None (Geneva Growth)
None (Large Cap Equity)
None (Cash Reserve)
None (Wisconsin Tax-Exempt)
$10,001-50,000 (Strategic Allocation)
$50,001-100,000

No director who is not an interested person of North Track, or his or her immediate family members, owned beneficially or of record, as of December 31, 2007, any securities of ZCM, B.C. Ziegler, any sub-advisor of North Track or of any person controlling, controlled by or under common control with ZCM, B.C. Ziegler or any sub-advisor.

Director Compensation

North Track pays the compensation of the directors who are not officers, directors or employees of ZCM or its affiliates. North Track may also retain consultants, who will be paid a fee, to provide the Board with advice and research on investment matters. Each mutual fund series of North Track pays a proportionate amount of these expenses based on its total assets.

The table below shows fees paid to directors of North Track for the fiscal year ended October 31, 2007. No compensation information is provided for John Mulherin because he is a director of ZCM and an officer of affiliates of ZCM.

Name of Person and Position with North Track	Compensation from North Track (By Fund)	Pension or Retirement Benefits Accrued As Part of North Track Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From North Track Fund Complex(1) Paid to Directors

Cornelia Boyle, Independent Director	$3,111 (S&P 100 Index) $8,577 (NYSE Arca Tech 100 Index) $612 (Equity Income) $1,496 (Dow Jones U.S. Health Care 100 Plus) $1,279 (Dow Jones U.S. Financial 100 Plus) $1,378 (Strategic Allocation Fund) $4,084 (Geneva Growth) $22 (Large Cap Equity) $3,277 (Wisconsin Tax-Exempt) $4,043 (Cash Reserve)	$0	$0	$31,779

James G. DeJong, Independent Director	$3,111 (S&P 100 Index) $8,577 (NYSE Arca Tech 100 Index) $612 (Equity Income) $1,496 (Dow Jones U.S. Health Care 100 Plus) $1,279 (Dow Jones U.S. Financial 100 Plus) $1,378 (Strategic Allocation Fund) $4,084 (Geneva Growth) $22 (Large Cap Equity) $3,277 (Wisconsin Tax-Exempt) $4,043 (Cash Reserve)	$0	$0	$31,779

Brian J. Girvan, Independent Director	$3,111 (S&P 100 Index) $8,577 (NYSE Arca Tech 100 Index) $612 (Equity Income) $1,496 (Dow Jones U.S. Health Care 100 Plus) $1,279 (Dow Jones U.S. Financial 100 Plus) $1,378 (Strategic Allocation Fund) $4,084 (Geneva Growth) $22 (Large Cap Equity) $3,277 (Wisconsin Tax-Exempt) $4,043 (Cash Reserve)	$0	$0	$31,779

Marcia L. Wallace, Independent Director and Chair	$3,768 (S&P 100 Index) $10,387 (NYSE Arca Tech 100 Index) $740 (Equity Income) $1,811 (Dow Jones U.S. Health Care 100 Plus) $1,549 (Dow Jones U.S. Financial 100 Plus) $1,668 (Strategic Allocation Fund) $4,945 (Geneva Growth) $27 (Large Cap Equity) $3,968 (Wisconsin Tax-Exempt) $4,896(Cash Reserve)	$0	$0	$38,482
_____________________

(1)
The "Fund Complex" includes the Ziegler Exchange Traded Trust, an exchange-traded fund registered as an open-end investment company, which is also advised by ZCM.  ZCM serves as investment advisor to the only portfolio of Ziegler Exchange Traded Trust, the NYSE Arca Tech 100 ETF.

Material Transactions With Independent Directors

No director who is not an interested person of North Track, or immediate family member of that director, has had, during the two most recently completed calendar years, a direct or indirect interest in ZCM, B.C. Ziegler or Geneva Capital Management Ltd. ("Geneva Capital"), the sub-advisor to the Geneva Growth Fund, or in any person directly or indirectly controlling, controlled by or under common control with ZCM, B.C. Ziegler or Geneva Capital exceeding $120,000. In addition, no director who is not an interested person of North Track, or any immediate family members of that director, has had, during the two most recently completed calendar years, a direct or indirect material interest in any transaction or series of similar transactions in which the amount involved exceeds $120,000 and to which one of the parties was North Track; an officer of North Track; an investment company or an officer of an investment company having ZCM or Geneva Capital as its investment advisor or having B.C. Ziegler as its principal underwriter or having an investment advisor or principal underwriter that directly or indirectly controls, is controlled by or under common control with ZCM, B.C. Ziegler or Geneva Capital; ZCM, B.C. Ziegler or Geneva Capital; an officer of ZCM, B.C. Ziegler or Geneva Capital; or a person directly or indirectly controlling, controlled by or under common control with ZCM, B.C. Ziegler or Geneva Capital or an officer of any such “control” person. No director who is not an interested person of North Track, or immediate family member of such a director, has had, in the two most recently completed calendar years, a direct or indirect relationship in which the amount involved exceeds $120,000, with any of the persons described above in this paragraph and which include payments for property or services to or from any of those persons; provision of legal services to any person specified above in this paragraph; provision of investment banking services to any person specified above in this paragraph, other than as a participating underwriter in a syndicate; or any consulting or other relationship that is substantially similar in nature and scope to the relationships detailed herein.

Codes of Ethics

Personal Trading. Rule 17j-1 under Section 17(j) of the 1940 Act makes it illegal for any person associated with North Track, the Advisor, the sub-advisor or the Distributor, who has knowledge of portfolio securities trades that the Fund makes or intends to make, to use that information in a manner that benefits that person and/or harms the Fund. To protect against such conduct, North Track, the Advisor, the sub-advisor and the Distributor have adopted codes of ethics in accordance with requirements established under Rule 17j-1. The codes of ethics do not prohibit persons who have knowledge of North Track's portfolio securities trades from investing in the same securities; however, the codes of ethics establish time frames, prior approval procedures and reporting requirements designed to assure that persons who have knowledge of the Fund's securities trades cannot use that information in a manner which is detrimental to the Fund and/or which benefits the person.

Code for Principal Executive, Financial and Accounting Officers. North Track has established a separate code of ethics that applies to its principal executive, financial and accounting officers. This written code sets forth standards that are reasonably designed to deter wrongdoing and to promote honest and ethical conduct, including the ethical handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents North Track files with the SEC and in other shareholder communications; compliance with applicable governmental laws, rules or registrations; the prompt internal reporting of violations of the code to an appropriate person; and accountability for adherence to the code.

Portfolio Holdings Policies and Procedures

Information about the portfolio holdings of the Fund and any other series of North Track is generally considered to be relevant and significant to persons in deciding to buy or sell shares of such series. Such information should be safeguarded as material, non-public information until publicly disclosed. This means, at a minimum, that information about the portfolio holdings of any series should not be selectively disclosed to investors or potential investors (or their advisers, consultants or intermediaries) or to any other persons unless there are legitimate business purposes for doing so and such persons are subject to a duty of confidentiality and trading restrictions. However, it is understood that because many of the series invest in stocks that are included in an index and the composition of the index is publicly available, the portfolio holdings of such series may not constitute material, non-public information.

Specific Authorized Public Disclosures. North Track shall post on its website a complete schedule of the securities and investments owned by each series as of the end of each month. This posting shall be made within thirty (30) days of the end of such month. The posting shall at least identify each series' securities or investments and the percent of the series' portfolio made up by such securities or investments at the end of the month. North Track may also provide in monthly or quarterly fact sheets and other sales literature (all of which is publicly available and posted on North Track's website) information about the holdings of each series (including top 10 holdings lists).

North Track shall disclose the investments of each series as required by the Investment Company Act of 1940, as amended, and the rules and regulations adopted thereunder (the "Investment Company Act"). Currently, the Investment Company Act requires the semi-annual and annual reports to shareholders to include information about the holdings of each series. The Investment Company Act also requires the filing of a complete schedule of investments as of the end of each fiscal quarter on Form N-CSR (for the second and fourth quarters) or Form N-Q (for the first and third quarters). The quarterly holdings schedule shall only be made publicly available once it is filed with the SEC on Form N-CSR or N-Q. Such forms are filed within 60 days following the end of the fiscal quarter. Portfolio holdings of a series shall also be disclosed to the extent required by applicable law, including without limitation the Securities Act of 1933 and the Securities Exchange Act of 1934 such as in filings on Schedule 13D or 13G or Form 13F.

 North Track may refer persons who seek information on portfolio holdings to the complete schedule of the securities and investments owned by each series (the "Holdings Schedule") available at the SEC’s website or to information that is posted on North Track’s website, or North Track may deliver a copy of the Holdings Schedule to them, but not until after the Holdings Schedule has been filed with the SEC. In all cases, prior to releasing any information regarding the portfolio holdings of a series, the information must either be filed with the SEC or posted on North Track's website.

Prohibition Against Selective Disclosure. Other than the postings of Holdings Schedules as described above, as described under "Permissible Disclosure" below, or as required by law, no person associated with North Track, ZCM, B.C. Ziegler, Geneva Capital Management Ltd. (the sub-advisor to the Geneva Growth Fund) or any other service provider to North Track shall disclose to any person any information regarding the portfolio holdings of any series. This prohibition includes a partial or complete list of the securities and other investments of any series, as well as information about a particular security or investment purchased, sold or held (or proposed to be purchased or sold) by a series. North Track shall advise its service providers (including without limitation, its advisor, distributor, transfer agent, accounting/pricing agent, administrator, custodian, counsel and independent auditors) of this Policy and determine the ability of such service providers to comply with it.

Permissible Disclosure. Notwithstanding the prohibitions above, an officer of North Track may disclose a series' portfolio holdings (including a more current list of holdings than the quarterly Holdings Schedule) to a recognized rating agency such as Morningstar or Lipper for its use in developing a rating for the series or in evaluating the category in which the series should be placed. Portfolio holdings information may be disclosed to a Director of North Track in connection with Board meetings. Portfolio holdings information may also be disclosed to broker-dealers who have selling agreements with North Track and who agree not to share such information with their clients.

In addition, an officer of North Track (and the portfolio manager(s) of a series, after consultation with North Track's President) may disclose to a newspaper, magazine or television, cable or radio program that a series owns a particular security or securities within a particular industry, sector or market capitalization, but shall not disclose the number of shares or principal amount involved owned or the percentage that any such position represents in the series or in the issuer of such securities and shall not disclose that the series is considering the purchase or sale of any security.

Information about a series' portfolio holdings may be disclosed by the series' advisor, sub-advisor, distributor, administrator, accounting/pricing agent, transfer agent, custodian, counsel, independent auditors and other service providers only to the extent required by law or, subject to imposing appropriate conditions on the confidentiality and safekeeping of such information, to the extent necessary to enable such service providers to carry out their specific duties, responsibilities and obligations to the series. A series' portfolio holdings may also be disclosed on a weekly or other regular basis to the organization that provides the financing for the payment of commissions on sales of Class B and Class C shares of the series, as a condition to obtaining such financing.

Information about a series' portfolio holdings may also be disclosed if, in advance of such disclosure, it is established to the satisfaction of the Board of Directors, including a majority of Directors who are not "interested persons" of North Track, upon the advice of legal counsel, that such disclosure does not violate applicable securities laws and is in the best interests of shareholders of that series and that the recipient of such information has agreed to maintain the confidentiality of such information and will not trade on such information.

Ongoing Arrangements of Portfolio Holdings Information. In accordance with the disclosures of portfolio holdings of North Track as described above, the Advisor and/or North Track have entered into ongoing arrangements to make available public and/or non-public information about the series' portfolio holdings. North Track currently may disclose portfolio holdings information based on ongoing arrangements to the following pre-authorized parties:

Name	Information Disclosed	Frequency*	Lag Tine
Lipper	Full portfolio holdings	Monthly basis	Approximately 3 days after month end
	Top ten holdings	Quarterly basis	Approximately 15 days after quarter end
Morningstar	Full portfolio holdings	Monthly basis	Approximately 3 days after month end
Thompson Financial	Full portfolio holdings	Monthly basis	Approximately 3 days after month end
__________________________

*	Dissemination of portfolio holdings information to entities listed below may occur less frequently that indicated (or not at all).

The Investment Advisor

Under the terms of an Investment Advisory Agreement, Ziegler Capital Management, LLC provides the Fund with overall investment advisory services. Subject to such policies as the North Track Board of Directors may determine, ZCM makes investment decisions on behalf of the Fund, makes available research and statistical data in connection therewith, and supervises the acquisition and disposition of investments by the Fund. ZCM is a wholly owned subsidiary of The Ziegler Companies, Inc., a publicly owned financial services holding company.

Mr. Peter R. Kellogg, a businessman, holds the power to direct more than 25% of the outstanding voting securities of the Ziegler Companies, Inc. and, therefore, is considered a controlling person of ZCM’s parent company and ZCM.

The advisory agreement under which the Fund has retained ZCM as its investment advisor provides for compensation to ZCM (computed daily and paid monthly) at an annual rate equal to 0.20% of the Fund's average daily net assets.

For the year ended October 31, 2005, the year ended October 31, 2006 and the year ended October 31, 2007, the Fund incurred investment advisory fees of $360,176, $351,801 and $444,552, respectively.

The Investment Advisory Agreement with ZCM continues from year to year only if such continuation is approved annually by the Board of Directors of North Track, including at least a majority of the Directors who are not interested persons of North Track. The Board of Directors, including all of the Directors who are not interested persons of North Track, last approved the annual continuation of the Investment Advisory Agreement at a regular quarterly meeting held in the Fall of 2007.

Accounting/Pricing Services

B.C. Ziegler, an affiliate of ZCM, provides certain accounting and pricing services to the Fund, including calculating daily net asset value per share; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based upon portfolio manager communications; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, the Fund. B.C. Ziegler provides these services pursuant to the terms of an Accounting/Pricing Agreement (the "Accounting/Pricing Agreement") at rates found by the Board of Directors to be fair and reasonable in light of the usual and customary charges made by unaffiliated vendors for similar services. The current rate of payment for these services per year is $13,000, plus expenses, plus 0.05% of the first $100 million of the Fund's total assets, 0.03% of the Fund's total assets of $100 million or more but less than $200 million, and 0.01% on the Fund's total assets of $200 million to $500 million, with no additional charge for assets over $500 million. For the year ended October 31, 2005, the year ended October 31, 2006 and the year ended October 31, 2007, the Fund incurred fees under the Accounting/Pricing Agreement of $87,080, $85,764 and $95,147, respectively.

The Accounting/Pricing Agreement continues in effect from year to year, as long as it is approved at least annually by North Track's Board of Directors or by a vote of the outstanding voting securities of North Track and in either case by a majority of the Directors who are not parties to the Accounting/Pricing Agreement or interested persons of any such party. The Accounting/Pricing Agreement terminates automatically if assigned and may be terminated without penalty by either party on 60 days notice. The Accounting/Pricing Agreement provides that neither B.C. Ziegler nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the Accounting/Pricing Agreement, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the Accounting/Pricing Agreement, and in no case shall their liability exceed one year's fee income received by them under such Agreement.

Administrative Services

B.C. Ziegler also provides certain administrative services to North Track and the Fund, including: (a) providing office space, equipment and clerical personnel necessary for maintaining the organization of North Track; (b) providing personnel to serve as directors, officers and employees of North Track to the extent requested by North Track and as permitted and appropriate under applicable laws and regulations; (c) supervising the overall administration of North Track, including negotiation of contracts and fees with, and the monitoring of performance and billings of, North Track's independent contractors or agents; (d) preparing and, if applicable, filing all documents required for compliance by North Track with applicable laws and regulations; (e) preparing agendas and supporting documents for and minutes of meetings of the Board of Directors of North Track and committees thereof and shareholders of the Fund; and (f) maintaining other books and records of North Track.

B.C. Ziegler provides these services pursuant to the terms of an Administrative Services Agreement between it and North Track. The Fund pays B.C. Ziegler compensation for providing these services at the rate of 0.15% of the Fund's average daily net assets up to $200 million and 0.10% of such assets over $200 million. The Administrative Services Agreement will continue in effect with respect to the Fund from year to year provided North Track's Board of Directors, including at least a majority of the Directors who are not "interested persons" (as that term is defined in the 1940 Act) of North Track, approve such continuance with respect to the Fund. Either party may terminate the Administrative Services Agreement with respect to the Fund at any time on not less than 60 days prior written notice. The Administrative Services Agreement provides that B.C. Ziegler shall not be liable to North Track or the Fund for any action taken or thing done by it in good faith and without negligence or misconduct on its part or on the part of any of its subcontractors or agents. North Track must indemnify and hold B.C. Ziegler harmless from any and all claims, actions, suits, losses, costs, damages and expenses (including reasonable expenses for counsel) that it incurs in connection with any action or omission by it or its employees, agents or subcontractors in the performance of their duties under the Administrative Services Agreement, unless such act or omission constitutes negligence, misconduct, willful misfeasance, bad faith or reckless disregard.

For the year ended October 31, 2005, the year ended October 31, 2006 and the year ended October 31, 2007, the Fund incurred administrative fees of $270,138, $263,891 and $322,074, respectively.

Custodian Services

Union Bank of California serves as the Custodian of the Fund's assets pursuant to a Custodian Servicing Agreement. The Custodian is responsible for holding and safekeeping of the Fund's assets. Its address is 350 California Street, San Francisco, CA 94104

Services Provided to Class X Retail Shares

Certain brokers and financial institutions may, from time to time, enter into servicing agreements with North Track pursuant to which they provide certain services to the Fund. Under such agreements, the financial intermediaries maintain shareholder accounts for Class X Retail Shares of the Fund and perform the functions of transfer and dividend paying agents, among other services, with respect to such accounts. For providing these services, each financial intermediary receives a fee at an annual rate of up to 0.25% of that portion of the Fund's average daily net assets allocated to Class X Retail Shares owned by the customers of such financial intermediary and held in the accounts maintained by the financial intermediary. A financial intermediary may impose additional service charges and fees on its customer's accounts. The financial intermediary must invoice those charges and fees directly to the customer and may not deduct them from the customer's holdings in the Fund.

Each servicing agreement continues in effect until terminated, and may be terminated by either party without cause on not less than 30 days nor more than 60 days prior notice. Each servicing agreement provides that the financial intermediary thereunder shall be indemnified by North Track for any action taken or omitted by the financial intermediary under the agreement except for: (a) the bad faith or negligence of the financial intermediary, its officers, employees or agents, or (b) any breach of applicable law by the financial intermediary, its officers, employees or agents, or (c) any action of the financial intermediary, its officers, employees or agents which exceeds the legal authority of the financial intermediary or its authority under its servicing agreement, or (d) any error or omission of the financial intermediary, its officers, employees or agents with respect to the purchase, redemption and transfer of Class X Retail Shares of the Fund held in accounts serviced by the financial intermediary or the financial intermediary's verification or guarantee of any signature of a shareholder owning Class X Retail Shares in such account.

For the year ended October 31, 2005, the year ended October 31, 2006, and the year ended October 31, 2007, fees received by the financial intermediaries with respect to the Class X Retail Shares pursuant to the servicing agreement totaled $333,591, $311,366, and $397,041,  respectively.

Transfer Agent Services

PFPC Inc. (the "Transfer Agent") provides transfer agency and dividend disbursing services for all outstanding shares of the Fund, other than Class X Retail Shares held pursuant to a services agreement as described above. Its address is 101 Sabin Street, Pawtucket, RI 02860.

DETERMINATION OF NET ASSET VALUE PER SHARE; VALUATION OF SECURITIES; REDEMPTION IN KIND

The Prospectuses for the Classes discuss when the net asset value of the Fund is determined for purposes of sales and redemptions. The net asset value per share of the Fund is determined by subtracting the Fund's liabilities from the Fund's total assets and dividing the result by the total number of shares outstanding. The following is a description of the procedures used by the Fund in valuing its assets.

The valuation of the Fund's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

The Fund's use of the amortized cost method of valuing its securities is permitted by a rule adopted by the SEC. The Fund will also maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in securities determined by or under the supervision of the Board of Directors to be of high quality with minimal credit risks.

Pursuant to the SEC rule, the Board of Directors also has established procedures designed to allow the Fund to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Fund's holdings by the Board of Directors, at such intervals as it deems appropriate, to determine whether the value of the Fund's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

The rule also provides that the extent of any deviation between the value of the Fund's assets based on available market quotations (or an appropriate substitute which reflects current market conditions) and such valuation based on amortized cost must be examined by the Board of Directors. In the event the Board of Directors determines that a deviation exists that may result in material dilution or other unfair results to new or existing investors or existing shareholders, pursuant to the rule, the Board of Directors must cause the Fund to take such corrective action as the Board of Directors regards as necessary and appropriate, including, but not limited to: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; or valuing the Fund's assets by using available market quotations.

For the purpose of determining the deviation between the value of the Fund's assets based on available market quotations and such valuation based on amortized cost, if market quotations are not readily available, or if the securities are illiquid, the value of such portfolio securities will be determined in good faith by the Directors based upon calculations and findings made by the Advisor, and reviewed by the Directors. The Directors may consider that certain securities are securities for which market quotations are not readily available if the validity of the quotations received with respect to such securities appears to be questionable. Factors which the Directors might consider as indicating that the validity of market quotes is questionable include an inordinately large spread between bid and ask prices, or an inordinately small number of quotations indicating that there is only a thin market in the securities.

North Track, on behalf of the Fund, reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by North Track and valued as they are for purposes of computing the Fund's net asset value (a redemption in kind). If payment is made in securities, an investor may incur transaction expenses in converting these securities into cash.

The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Each investor in the Fund may add to or reduce its investment in the Fund on each Business Day of the Fund. A "Business Day" is any day on which the New York Stock Exchange is open for trading and North Track is open for business.

TAX STATUS

The following is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations.

Each series of a series company, such as North Track, is treated as a separate entity for Federal income tax purposes so that the net realized capital gains and losses of the various series in North Track are not combined. However, both classes of the Retail Shares and the class of Institutional Shares are treated as the same for tax purposes.

The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). In order to qualify as a regulated investment company, the Fund must satisfy a number of requirements. Among such requirements is the requirement that at least 90 percent of the Fund's gross income be derived from dividends, interest or gains from the sale or other disposition of stock or securities arising from the Fund's business of investing in such stock or securities. In determining the gross income requirements, a loss from the sale or other disposition of securities does not enter into the computation.

The Fund will distribute substantially all of its net income and capital gains so as to avoid any federal income tax to it. Although North Track expects the Fund to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, that portion of the Fund's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by the Fund would reduce the amount of income and gains available for distribution to its shareholders.

While the Fund does not expect to realize net long-term capital gains, any such gains realized will be distributed annually as described in the Fund's Prospectus. Such distributions ("capital gain dividends"), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's prior taxable year.

Dividends and other distributions paid to individuals and other non-exempt payees are subject to backup federal withholding tax if the Transfer Agent is not provided with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to such backup withholding or if the Fund is notified that the shareholder has under-reported income in the past. In addition, such backup withholding tax will apply to the proceeds of redemption or repurchase of shares from a shareholder account for which the correct taxpayer identification number has not been furnished. For most individual taxpayers, the taxpayer identification number is the social security number. An investor may furnish the Transfer Agent with such number and the required certifications by completing and sending the Transfer Agent either the Account Application form attached to the relevant Prospectus or IRS Form W-9.

If a shareholder exchanges shares of one the series of North Track for shares of another, the shareholder will recognize gain or loss for federal income tax purposes. That gain or loss will be measured by the difference between the shareholder's basis in the shares exchanged and the value of the shares acquired.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

No person controls North Track or the Fund.

As of February 1, 2008, the officers and directors of North Track as a group owned less than 1% of the Fund, or any class of shares of the Fund. In addition, no person was known to be the "beneficial owner" (determined in accordance with Rule 13d-3 under the Securities Exchange Act of 1934) of more than 5% of the outstanding shares of the Fund, except the following:

Name and Address of Shareholder	Class of Shares	Percent of Class Owned	Percentage of Fund Owned

Pershing as Agent-Omnibus Account for Exclusive Benefit of BCZ Customers Procash 15th Floor 1 Pershing Plz Jersey City, NY 07399 (record holder)	X	96.5%	75.7%

NFS LLC FEBO Marshall & Ilsley Trust Co FBO Bank 98 Dly Rcrdkpg Attn: Mut Funds 11270 W Park Pl Ste 400 Milwaukee, WI 53224 (record holder)	X	1.7%	1.3%

Resources Trust Company FBO Fernando Cabanillas A/C 040000137089 P O Box 5900 Denver, CO 80217 (record holder)	B	16.5%	*

PFPC Trust Co C/F IRA FBO John P Kunnert 152 Galloping Hill Road Basking Ridge NJ 07920 (beneficial holder)	B	6.2%	*

Kent A Loehrke and Wynne J Loehrke Trst Loehrke Family Charitable Fdn Dtd 11/26/2003 N29 W27510 Peninsula Dr Pewaukee WI 53072-4328 (beneficial holder)	C	40.7%	*

Angela A Rupcich and Ken Kaminski Trst Angela A Rupcich Marital Trust 18181 Old Pelican Bay Dr Fort Myers Beach FL 33931-2356 (beneficial holder)	C	11.9%	*

Name and Address of Shareholder	Class of Shares	Percent of Class Owned	Percentage of Fund Owned

PFPC Trust Co Cust IRA FBO Mary Anderson Deutsch W5602 Bonner Lane Walworth WI 53184-5949 (beneficial holder)	C	10.4%	*

MCB Trust Services Cust FBO The Planning Consortium 401(k) P/S 700 17th Street Suite 300 Denver, CO 80202 (record holder)	C	6.4%	*

MCB Trust Services Customer FBO Rainbow Acupunture 401(k) P/S Plan 700 17th Street Suite 300 Denver, CO 80202 (record holder)	C	6.2%	*

Reliance Trust Company 1100 Abernathy Road Suite 400 Atlanta, GA 30328 (record holder)	Y	45.2%	9.1%

Union Bank of California Attn Jane Bailey Mail Code S-225 530 B Street San Diego, CA 92101 (record holder)	Y	27.6%	5.5%

Ziegler Healthcare Real Estate Fund I, LLC 215 N. Main St. West Bend, WI 53095-3348 (record holder)	Y	10.3%	2.1%

Pershing as Agent Omnibus Acct For Exclusive Ben of BCZ Inst Cash Customers Procash 15th Floor 1 Pershing Plaza Jersey City NJ 07399 (record holder)	Y	6.2%	1.2%
_____________________

* Less than 1%.

RETAIL SHARE DISTRIBUTION EXPENSES

North Track's Distribution Plan (the "Plan") is its written plan contemplated by Rule 12b-1 (the "Rule") under the 1940 Act.

The Plan authorizes B.C. Ziegler, as the "Distributor" of the Fund's shares, to make certain payments to any qualified recipient, as defined in the Plan, that has rendered assistance in the distribution of any class of the Fund's Retail Shares (but not its Institutional Shares), such as sale or placement of the Fund's Retail Shares or administrative assistance such as maintenance of sub-accounting or other records. Qualified recipients may include Selected Dealers, banks and other financial institutions. Under the Plan, the Distributor also may purchase advertising for Retail Shares of the Fund, pay for sales literature and other promotional material, and make payments to its sales personnel. As reimbursement for these expenses, the Plan entitles the Distributor to receive an annual service fee for Retail Shares of the Fund that are owned of record by the Distributor as nominee for the Distributor's customers or which are owned by those customers of the Distributor whose records, as maintained by North Track or its agent, designate the Distributor as the customer's dealer of record. Any such payments to qualified recipients or expenses will be reimbursed by the Fund, up to maximum annual amounts established under the terms of the Plan.

Class X Retail Shares. The maximum amount of fees payable under the Plan during any calendar year with respect to Class X Retail Shares of the Fund may not exceed an annual rate of 0.15% of the average daily net assets of the Fund attributable to such shares.

Class B and C Retail Shares. The maximum amount of fees payable under the Plan during any calendar year with respect to Class B and Class C Retail Shares may not exceed an annual rate of 0.25% of the average daily net assets of the Fund attributable to such shares. The Plan entitles the Distributor to receive an additional distribution fee equal to 0.75% of the average net assets of the Fund attributable to its Class B and Class C Retail Shares. This distribution fee is designed to compensate the Distributor for assuming the costs of brokers' commissions in connection with the sale of the Class B and Class C Retail Shares and generally for its promotion of sales of Class B and Class C Retail Shares. The Fund, therefore, must pay this distribution fee, regardless of expenses actually incurred by the Distributor.

The Distributor bears its expenses of distribution above the foregoing amounts. No reimbursement or payment may be made for expenses of past fiscal years or in contemplation of expenses for future fiscal years under the Plan.

The Plan states that if and to the extent that any of the payments by North Track listed below are considered to be "primarily intended to result in the sale of shares" issued by North Track within the meaning of the Rule, such payments by North Track are authorized without limit under the Plan and shall not be included in the limitations contained in the Plan: (a) the costs of the preparation, printing and mailing of all required reports and notices to shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of North Track or other funds or other investments; (b) the costs of preparing, printing and mailing of all prospectuses to shareholders; (c) the costs of preparing, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of North Track's shares; (d) all legal and accounting fees relating to the preparation of any such reports, prospectuses, proxies and proxy statements; (e) all fees and expenses relating to the qualification of the series and or their shares under the securities or "Blue Sky" laws of any jurisdiction; (f) all fees under the 1940 Act and the 1933 Act, including fees in connection with any application for exemption relating to or directed toward the sale of North Track's shares; (g) all fees and assessments of the Investment Company Institute or any successor organization or industry association irrespective of whether some of its activities are designed to provide sales assistance; (h) all costs of preparing and mailing confirmations of shares sold or redeemed or share certificates and reports of share balances; and (i) all costs of responding to telephone or mail inquiries of shareholders.

The Plan also states that it recognizes that the costs of distribution of North Track's shares are expected to exceed the sum of permitted payments, permitted expenses, and the portion of the sales charge retained by the Distributor, and that the profits, if any, of North Track's investment advisors are dependent primarily on the advisory fees paid to them. If and to the extent that any investment advisory fees paid by North Track might, in view of any excess distribution costs, be considered as indirectly financing any activity which is primarily intended to result in the sale of shares issued by North Track, the payment of such fees is authorized under the Plan. The Plan states that in taking any action contemplated by Section 15 of the 1940 Act as to any investment advisory contract to which North Track is a party, the Board of Directors including its Directors who are not "interested persons" as defined in the Act, and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("Qualified Directors"), shall, in acting on the terms of any such contract, apply the "fiduciary duty" standard contained in Sections 36(a) and (b) of the 1940 Act.

Under the Plan, North Track is obligated to pay distribution fees only to the extent of expenses actually incurred by the Distributor for the current year, and thus there will be no carryover expenses from the previous years. The Plan permits the Distributor to pay a portion of the distribution fee to authorized broker dealers, which may include banks or other financial institutions, and to make payments to such persons based on either or both of the following: (a) as reimbursement for direct expenses incurred in the course of distributing North Track shares or providing administrative assistance to North Track or its shareholders, including, but not limited to, advertising, printing and mailing promotional material, telephone calls and lines, computer terminals and personnel (including commissions and other compensation paid to such personnel); and/or (b) at a specified percentage of the average value of certain qualifying accounts of customers of such persons.

The Plan requires that while it is in effect the Distributor shall report in writing at least quarterly to the Directors, and the Directors shall review, the following: (a) the amounts of all payments, the identity of recipients of each such payment, the basis on which each such recipient was chosen and the basis on which the amount of the payment was made; (b) the amounts of expenses and the purpose of each such expense; and (c) all costs of the other payments specified in the Plan (making estimates of such costs where necessary or desirable) in each case during the preceding calendar or fiscal quarter.

The Plan will continue in effect from year to year only so long as such continuance is specifically approved at least annually by the Board of Directors and by a majority of those Directors who are not interested persons of North Track cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time without penalty by a vote of a majority of those Directors who are not interested persons of North Track or by the vote of the holders of a majority of the outstanding voting securities of North Track, and, with respect to any series of North Track or with respect to the Fund's Retail Shares, by the vote of a majority of the outstanding shares of such series or of the outstanding Class, as the case may be. The Plan may not be amended to increase materially the amount of payments to be made without shareholder approval. While the Plan is in effect, the selection and nomination of those Directors who are not interested persons of North Track is committed to the discretion of such disinterested Directors. Nothing in the Plan will prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Directors.

The table below reflects distribution fees paid to the Distributor by the Fund pursuant to the Plan for the year ended October 31, 2007:

	Rule 12b-1 Distribution Fees
Year	Class X	Class B	Class C
2007	$246,559	$14,716	$9,939

The principal types of activities for which the Fund made payments under the Plan for the year ended October 31, 2007 were as follows:

Advertising/ Sales Literature	Printing/Mailing of Prospectus (other than to current investors)	Underwriter Compensation	Broker-Dealer Compensation*	Sales Personnel Compensation	Interest, Carrying and Other Financing Charges
$0	$0	$0	$252,145	$0	$19,069
_____________________

* Includes aggregate compensation of $206,142 paid to B.C. Ziegler as a selected dealer.

The table below shows the net underwriting commissions that B.C. Ziegler retained on sales of shares of the Fund during the past three fiscal years, including contingent deferred sales charges on Class B and Class C shares.

2005	2006	2007
$2,457	$509	$661

COUNSEL

Quarles & Brady LLP, as counsel for North Track, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of common stock being sold pursuant to the relevant Prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Fund’s Board of Directors engaged Deloitte & Touche LLP, an independent registered public accounting firm, located at 555 East Wells Street, Milwaukee, Wisconsin, 53202, to perform the annual audit of the Fund.

FINANCIAL STATEMENTS

The following financial statements and financial highlights and Report of the Independent Registered Public Accounting Firm included in the Fund’s 2007 Annual Report to Shareholders are incorporated by reference:

(1)	Schedule of Investments of the Fund as of October 31, 2007.

(2)	Statement of Assets and Liabilities for the Fund as of October 31, 2007.

(3)	Statement of Operations for the Fund for the year ended October 31, 2007.

(4)	Statements of Changes in Net Assets for the Fund for each of the two years in the period ended October 31, 2007 and October 31, 2006.

(5)	Financial Highlights for the Fund for each of the periods presented.

(6)	Notes to Financial Statements.

A copy of the Fund's 2007 Annual Report to Shareholders may be obtained free of charge by writing or calling North Track, 200 South Wacker Dr., Suite 2000, Chicago, Illinois, 60606, telephone 1-800-826-4600.

APPENDIX A
SECURITIES RATINGS

A description of the two highest commercial paper, bond and other short- and long-term rating categories, without regard to gradation, assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch") and Thomson BankWatch, Inc. ("BankWatch") now follows.

Commercial Paper and Short-Term Ratings

The designation A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior ability for repayment of senior short-term debt obligations, and Prime-1 repayment ability will often be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

The rating F-1 (Highest Credit Quality) is the highest commercial paper rating assigned by Fitch. Paper rated F-1 is regarded as having the strongest capacity for timely payment. The F-1 rating may have a “+” added to indicate an exceptionally strong credit feature. The rating F-2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch, which reflects a satisfactory capacity for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. A rating of TBW-1 indicates a very high likelihood that principal and interest will be paid on a timely basis. Obligations rated TBW-2 are in the second-highest category, indicating that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

Bond and Long-Term Ratings

Bonds rated AAA have the highest rating assigned by S&P and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest, and differ from the higher rated issues only in small degree. Bonds rated AA may be modified by the addition of a plus or minus sign to show relative standing in the category.

A - 1

Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group, they comprise what are generally known as high-grade bonds. Bonds rated Aa are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated AA may be modified by the addition of a plus or minus sign to show relative standing in the category.

In addition to its ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through D. BankWatch examines all segments of the organization, including, where applicable, the holding company and operating subsidiaries. Long-term debt obligations rated in AAA, the highest category, indicate that the ability to repay principal and interest on a timely basis is extremely high. A rating of AA, BankWatch's second-highest category, indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. BankWatch also assigns, in the case of foreign banks, a country rating ranging from AAA through D, which represents an assessment of the overall political and economic forces affecting the country in which the bank is domiciled.

A - 2

North Track Funds, Inc.
1-800-826-4600
200 South Wacker Dr.
Suite 2000
Chicago, Illinois 60606

Investment Advisor
Ziegler Capital Management, LLC
200 South Wacker Dr.
Suite 2000
Chicago, Illinois 60606

Distributor
B.C. Ziegler and Company
200 South Wacker Dr.
Suite 2000
Chicago, Illinois 60606

Accounting/Pricing Agent
B.C. Ziegler and Company
215 North Main Street
West Bend, Wisconsin 53095

Transfer and Dividend Disbursing Agent
PFPC Inc.
101 Sabin Street
Pawtucket, Rhode Island 02860

Custodian
Union Bank of California
350 California Street
San Francisco, California 94104

Legal Counsel
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

NORTH TRACK FUNDS, INC.

Part C

Other Information

Item 23.	Exhibits

See Exhibit Index following Signature Page, which Exhibit Index is incorporated herein by this reference.

Item 24.	Persons Controlled by or under Common Control with the Fund

Not applicable.

Item 25.	Indemnification

Reference is made to Article IX of North Track's Bylaws filed as Exhibit (B) to its Registration Statement with respect to the indemnification of North Track's directors and officers, which is set forth below:

Section 9.1. Indemnification of Officers, Directors, Employees and Agents. The Corporation shall indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative ("Proceeding"), by reason of the fact that he is or was a Director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such Proceeding to the fullest extent permitted by law; provided that:

(a)
Whether or not there is an adjudication of liability in such Proceeding, the Corporation shall not indemnify any person for any liability arising by reason of such person's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or under any contract or agreement with the Corporation ("disabling conduct"); and

(b)	The Corporation shall not indemnify any person unless:

(1)
The court or other body before which the Proceeding was brought (i) dismisses the Proceeding for insufficiency of evidence of any disabling conduct, or (ii) reaches a final decision on the merits that such person was not liable by reason of disabling conduct; or

(2)
Absent such a decision, a reasonable determination is made, based upon a review of the facts, by (i) the vote of a majority of a quorum of the Directors of the Corporation who are neither interested persons of the Corporation as defined in the Investment Company Act of 1940 nor parties to the Proceeding, or (ii) if such quorum is not obtainable, or even if obtainable, if a majority of a quorum of Directors described in paragraph (b)(2)(i) above so directs, by independent legal counsel in a written opinion, that such person was not liable by reason of disabling conduct.

Expenses (including attorneys' fees) incurred in defending a Proceeding will be paid by the Corporation in advance of the final disposition thereof upon an undertaking by such person to repay such expenses (unless it is ultimately determined that he is entitled to indemnification), if:

(1)	Such person shall provide adequate security for his undertaking;

(2)	The Corporation shall be insured against losses arising by reason of such advance; or

(3)
A majority of a quorum of the Directors of the Corporation who are neither interested persons of the Corporation as defined in the Investment Company Act of 1940 nor parties to the Proceeding, or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that such person will be found to be entitled to indemnification.

Section 9.2. Insurance of Officers, Directors, Employees and Agents. The Corporation may purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in or arising out of his position. However, in no event will the Corporation purchase insurance to indemnify any such person for any act for which the Corporation itself is not permitted to indemnify him.

Item 26.	Business and Other Connections of Investment Advisor

(a)	Ziegler Capital Management, LLC

Ziegler Capital Management, LLC is a wholly owned subsidiary of The Ziegler Companies, Inc. It serves as investment advisor to all of the currently designated series of North Track Funds, Inc. In addition, it serves as investment advisor to the only portfolio of Ziegler Exchange Traded Trust, the NYSE Arca Tech 100 ETF. Ziegler Capital Management, LLC is an affiliate of North Track Fund, Inc.’s Principal Underwriter and Distributor, B.C. Ziegler and Company, which is also a wholly owned subsidiary of The Ziegler Companies, Inc.

Set forth below is a list of the officers and directors of Ziegler Capital Management, LLC as of February 7, 2008, together with information as to any other business, profession, vocation or employment of a substantial nature of those officers and directors during the past two years:

Name	Position With Ziegler Capital Management, LLC (1)	Other Affiliations(2)
John J. Mulherin	Director	Director of North Track Funds, Inc. since 2003; Trustee of Ziegler Exchange Traded Trust since 2005

Brian K. Andrew	Director and President	President of North Track Funds, Inc. since 2006; President of Ziegler Exchange Traded Trust since 2006

Benjamin H. DeBerry	Director and Secretary	Secretary of North Track Funds, Inc. since 2007; Secretary of Ziegler Exchange Traded Trust since 2007

Elizabeth A. Watkins	Director and Chief Compliance Officer	Chief Compliance Officer of Ziegler Exchange Traded Trust since 2007; Chief Compliance Officer of North Track Funds, Inc. since 2007

Todd Krause	Senior Vice President and Chief Financial Officer	Chief Financial Officer and Treasurer of Ziegler Exchange Traded Trust since 2007; Chief Financial Officer and Treasurer of North Track Funds, Inc. since 2007

Donald J. Nesbitt	Managing Director and Chief Investment Officer

Name	Position With Ziegler Capital Management, LLC (1)	Other Affiliations(2)
Raheela Anwar	Managing Director/Head of Institutional Business Development & Client Services

Craig S. Vanucci	Senior Vice President, Client Services

Jeffrey C. Vredenbregt	Treasurer

Mark B. Burka	Senior Vice President and Portfolio Manager

James R. Wyatt	Senior Vice President and Institutional Sales

Linda Matza	Director Distribution and Marketing

Matthew O’Neil	Vice President and Key Accounts Manager

Angelique A. David	Vice President and Assistant Corporate Secretary	Assistant Secretary of North Track Funds, Inc. since 2007; Assistant Secretary of Ziegler Exchange Traded Trust since 2007

Richard D. Scargill	Senior Vice President and Director of Fixed Income

Wendy Stojadinovic	Vice President and Portfolio Manager

Mikhail Alkhazov	Vice President and Portfolio Manager

Steven J. Backus	Assistant Vice President, Client Services Associate

Nicholas C. Bauer	Assistant Vice President, Institutional Sales

Stephen Reynolds	Senior Vice President, Institutional Sales

Name	Position With Ziegler Capital Management, LLC (1)	Other Affiliations(2)
Michael Sanders	Assistant Vice President, Assistant Portfolio Manager
_____________________________

(1)
Certain of the indicated persons are officers or directors of Ziegler Capital Management, LLC’s parent, The Ziegler Companies, Inc., and of Ziegler Capital Management, LLC’s affiliate, B.C. Ziegler and Company, and of other subsidiaries of its parent. Other than these affiliations, and except as otherwise indicated on the table, the response is none.

(2)	The principal business address of North Track Funds, Inc. and Ziegler Exchange Traded Trust is 200 South Wacker Drive, Suite 2000, Chicago, Illinois 60606.

(b)	Geneva Capital Management Ltd.

Geneva Capital Management Ltd. ("Geneva") serves as sub-advisor to the Geneva Growth Fund. Geneva is a privately owned Wisconsin corporation. Set forth below is a list of the officers and directors of Geneva as of February 8, 2008, together with information as to any other business, profession, vocation or employment of a substantial nature of those officers and directors during the past two years (the business address of all such persons is c/o Geneva Capital Management Ltd., 250 East Wisconsin Avenue, Suite 1050, Milwaukee, Wisconsin 53202):

Name	Position With Geneva	Other Affiliations

William A. Priebe	Co-President and Director	None

Amy S. Croen	Co-President and Director	None

Michelle Picard	Vice President and Director	None

Kirsten Amborn	Vice President and Chief Compliance Officer	None

William F. Schneider, M.D.	Director	None

Item 27.	Principal Underwriters

(a)	Underwriter	Other Investment Companies for which Underwriter Acts As Underwriter, Depositor or Investment Advisor

	B.C. Ziegler and Company	An underwriter for all of the mutual fund series of North Track and the Ziegler Exchange Traded Trust NYSE Arca Tech 100 ETF.

(b)
B.C. Ziegler and Company is a wholly-owned subsidiary of The Ziegler Companies, Inc. B.C. Ziegler and Company serves as the principal underwriter for North Track Funds, Inc. Set forth below is a list of the officers and directors of B.C. Ziegler and Company as of February 7, 2008, together with information as to their positions with B.C. Ziegler and Company and with North Track Funds, Inc. The address of each officer and director of B.C. Ziegler and Company is 200 South Wacker Drive, Suite 2000, Chicago, Illinois 60606, Telephone (312) 263-0110.

Name	Positions and Offices With B.C. Ziegler and Company(1)	Positions and Offices With North Track Funds, Inc.

John J. Mulherin	Director and Chief Executive Officer	Director of North Track Funds, Inc. since 2003

Thomas R. Paprocki	Director and President

Gary P. Engle	Director, Senior Managing Director, Risk Management Officer

Benjamin H. DeBerry	Director, Senior Managing Director, General Counsel and Corporate Secretary	Secretary of North Track Funds, Inc. since 2007

Leslie E. Lynch	Senior Managing Director, Human Resources, Marketing Communications

Jeffrey C. Vredenbregt	Director, Managing Director and Chief Financial Officer

Thomas S. Ross	Senior Managing Director and Chief Credit Officer

Wayne Gilpin	Senior Managing Director, Head of Wealth Management Group

Brian K. Andrew	Senior Managing Director, Asset Management Group	President of North Track Funds, Inc. since 2006

Darrell Frank	Senior Managing Director, Services and Technology

S. Charles O’Meara	Senior Managing Director, Private Equity

Name	Positions and Offices With B.C. Ziegler and Company(1)	Positions and Offices With North Track Funds, Inc.

Donald A. Carlson, Jr.	Vice Chairman

Elizabeth A. Watkins	Senior Managing Director and Chief Compliance Officer	Chief Compliance Officer of North Track Funds, Inc. since 2007

Angelique A. David	Vice President, Assistant General Counsel and Assistant Corporate Secretary	Assistant Secretary of North Track Funds, Inc. since 2007
_____________________________

(1)	B.C. Ziegler and Company contains operating divisions, including the Ziegler Capital Markets Group and Ziegler Investment Service Group.

(c)	Not applicable.

Item 28.	Location of Accounts and Records

(a)	B.C. Ziegler and Company 215 North Main Street West Bend, Wisconsin 53095

General ledger, including auxiliary ledgers; corporate records and contracts; portfolio ledgers and records; shareholder documents, including IRA documents; brokerage order and allocation records; transaction journals and confirmations for portfolio trades for all of the Funds other than the Geneva Growth Fund; and all records required to be preserved pursuant to Rule 31a-2.

(b)	Geneva Capital Management, Ltd. 250 East Wisconsin Avenue Suite 1050 Milwaukee, Wisconsin 53202

Transaction journals and confirmations for portfolio trades for the Geneva Growth Fund.

(c)	PFPC Inc. 101 Sabin Street Pawtucket, RI 02860-1427

Separate ledger accounts showing the number of shares of the Funds owned by each shareholder of record; and journals containing a daily record of sales and redemptions of Fund shares.

(d)	Union Bank of California 475 Sansome Street San Francisco, California 94111

Separate ledger accounts reflecting portfolio securities on transfer, securities on physical possession, securities borrowed and loaned, moneys borrowed and loaned, and dividends and interest received and accrued; and separate ledger accounts for each portfolio security.

Item 29.	Management Services

Not applicable.

Item 30.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this filing under Rule 485(b) under the Securities Act of 1933 and has duly caused this filing to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on this 29th day of February, 2008.

NORTH TRACK FUNDS, INC.

By: /s/ Brian K. Andrew
     Brian K. Andrew, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed on this 29th day of February, 2008, by the following persons in the capacities indicated.

Signature	Title
/s/ Brian K. Andrew*	President (Principal Executive Officer)
Brian K. Andrew
/s/ Todd A. Krause	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)
Todd A. Krause
/s/ Cornelia Boyle*	Director
Cornelia Boyle
/s/ James G. DeJong*	Director
James G. DeJong
/s/ Brian J. Girvan*	Director
Brian J. Girvan
/s/ John J. Mulherin*	Director
John J. Mulherin
/s/ Marcia L. Wallace*	Director
Marcia L. Wallace
*By: /s/ Brian K. Andrew
Brian K. Andrew, pursuant to a Power of Attorney

EXHIBIT INDEX

		Previously Filed and Incorporated By Reference From:
Exhibit Number	Description	1933 Act Post-Effective Amendment Number	Date Filed With SEC	Filed Herewith
(A)(1)	Amended and Restated Articles of Incorporation	38	4/30/97
(A)(2)	Articles Supplementary filed February 29, 2000	54	3/2/00
(A)(3)	Articles of Amendment filed March 1, 2001	62	3/1/02
(A)(4)	Articles Supplementary filed March 5, 2001	62	3/1/02
(A)(5)	Certificate of Correction to Articles of Amendment filed March 9, 2001	62	3/1/02
(A)(6)	Certificate of Correction to Articles Supplementary filed March 9, 2001	62	3/1/02
(A)(7)	Articles Supplementary filed May 7, 2002	65	12/30/02
(A)(8)	Articles Supplementary filed November 21, 2003	68	9/11/03
(A)(9)	Articles of Amendment	73	12/14/04
(A)(10)	Articles Supplementary	73	12/14/04
(A)(11)	Articles of Amendment	73	12/14/04
(A)(12)	Articles of Amendment	76	12/30/05
(A)(13)	Articles of Amendment	79	2/12/07
(A)(14)	Articles Supplementary	79	2/12/07
(A)(15)	Articles of Amendment	81	2/14/07
(A)(16)	Articles Supplementary	81	2/14/07
(B)	By-Laws	38	4/30/97
(C)	Section 7.2 of the Amended and Restated Articles of Incorporation (see Exhibit (A)(1)) and Article 2 of the By-Laws (see Exhibit (B))	38	4/30/97
(D)(1)	Investment Advisory Agreement for all Funds	81	2/14/07

Previously Filed and Incorporated By Reference From:
Exhibit Number	Description	1933 Act Post-Effective Amendment Number	Date Filed With SEC	Filed Herewith
(D)(2)	Letter Agreement transferring Sub-Advisory Agreement with Geneva Capital Management, Ltd. from B.C. Ziegler and Company to Ziegler Capital Management, LLC	76	12/30/05
(D)(3)	Sub-Advisory Agreement with Geneva Capital Management	81	2/14/07
(E)(1)	Second Amended and Restated Distribution Agreement	81	2/14/07
(F)	Not Applicable
(G)(1)	Mutual Fund Custody Agreement with Union Bank of California, N.A.	62	3/1/02
(G)(2)	Agreement for Securities Lending and Repurchase Agreement Services with Union Bank of California, N.A.	62	3/1/02
(H)(1)	Transfer Agency and Services Agreement with First Data Investor Services Group, Inc. (PFPC Inc.)	62	3/1/02
(H)(2)	Amendment to Transfer Agency and Services Agreement	83	2/29/08
(H)(3)	Accounting/Pricing Agreement	81	2/14/07
(H)(4)	Shareholder Servicing Agreement for Class X Retail Shares of the Cash Reserve Fund	36	12/10/96
(H)(5)	Administration Agreement for all Funds	81	2/14/07
(H)(6)	License Agreement with Archipelago Holdings, Inc.	79	2/12/07
(H)(7)	License Agreement with Standard and Poor's	51	4/30/99
(H)(8)	License Agreement with Dow Jones regarding the Dow Jones U.S. Health Care 100 Plus and Dow Jones U.S. Financial 100 Plus Funds	60	3/27/01
(H)(9)	First Amendment to License Agreement with Dow Jones regarding the Dow Jones Equity Income 100 Plus Fund	74	2/9/05

Previously Filed and Incorporated By Reference From:
Exhibit Number	Description	1933 Act Post-Effective Amendment Number	Date Filed With SEC	Filed Herewith
(H)(10)	Second Amendment to License Agreement with Dow Jones	79	2/12/07
(H)(11)	Loan Agreement with Union Bank of California, N.A.	62	3/1/02
(H)(12)	Agreement of Ziegler Capital Management, LLC Regarding Operating Expenses for Large Cap Equity, Equity Income, Dow Jones U.S. Health Care 100 Plus, Dow Jones U.S. Financial 100 Plus, Strategic Allocation and Wisconsin Tax-Exempt Funds	83	2/29/08
(I)	Opinion of Counsel	82	5/1/07
(J)(1)	Consent of Counsel			X
(J)(2)	Consent of Independent Registered Public Accounting Firm			X
(K)	Not Applicable
(L)	Not Applicable
(M)	Amended and Restated Distribution Plan Pursuant to Rule 12b-1	81	2/14/07
(N)	Amended and Restated Multiple Class Operating Plan (Updated through February 14, 2007)	81	2/14/07
(O)	Reserved
(P)	Code of Ethics	55	5/1/00
(P)(1)	Amended North Track Funds, Inc. Code of Ethics	79	2/12/07
(P)(2)	B.C. Ziegler and Company Code of Ethics	77	2/28/06